United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2009

Date of Reporting Period: 11/30/2009

Item 1.	Reports to Stockholders

Federated InterContinental Fund

Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2007 [1,2]
	2009	2008
Net Asset Value, Beginning of Period	$31.59	$70.32	$56.98
Income From Investment Operations:
Net investment income	0.41[3]	1.34[3]	0.93[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.22	(37.24)	12.41
TOTAL FROM INVESTMENT OPERATIONS	13.63	(35.90)	13.34
Less Distributions:
Distributions from net investment income	(1.87)	(0.47)	—
Distributions from net realized gain on investments and foreign currency transactions	—	(2.36)	—
TOTAL DISTRIBUTIONS	(1.87)	(2.83)	—
Redemption Fees	0.00[4]	0.00[4]	0.00[4]
Regulatory Settlement Proceeds	0.02[5]	—	—
Net Asset Value, End of Period	$43.37	$31.59	$70.32
Total Return[6]	45.34%[5]	(53.15)%	23.41%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.63%[7]
Net investment income	1.17%	2.45%	1.45%[7]
Expense waiver/reimbursement[8]	0.13%	0.08%	0.06%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$467,912	$382,447	$519,855
Portfolio turnover	121%	65%	28%
1	The Fund changed its fiscal year end from December 31 to November 30.
2	Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Annual Shareholder Report

Financial Highlights - Class A Shares (continued)

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$43.69	$36.32	$29.77
Income From Investment Operations:
Net investment income	0.72	0.38	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.78	7.27	6.75
TOTAL FROM INVESTMENT OPERATIONS	14.50	7.65	6.80
Less Distributions:
Distributions from net investment income	(0.65)	(0.28)	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	(0.57)	—	—
TOTAL DISTRIBUTIONS	(1.22)	(0.28)	(0.25)
Redemption Fees	0.01	0.00[4]	—
Regulatory Settlement Proceeds	—	—	—
Net Asset Value, End of Period	$56.98	$43.69	$36.32
Total Return[6]	33.26%	21.07%	22.96%
Ratios to Average Net Assets:
Net expenses	1.70%	1.65%	1.73%
Net investment income	1.38%	1.15%	0.20%
Expense waiver/reimbursement[8]	—	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$273,595	$135,097	$59,184
Portfolio turnover	56%	39%	77%
1	The Fund changed its fiscal year end from December 31 to November 30.
2	Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2007 [1]
	2009	2008
Net Asset Value, Beginning of Period	$31.32	$70.20	$65.15
Income From Investment Operations:
Net investment income (loss)	0.17[2]	1.02[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.14	(37.14)	5.15
TOTAL FROM INVESTMENT OPERATIONS	13.31	(36.12)	5.05
Less Distributions:
Distributions from net investment income	(1.46)	(0.40)	—
Distributions from net realized gain on investments and foreign currency transactions	—	(2.36)	—
TOTAL DISTRIBUTIONS	(1.46)	(2.76)	—
Redemption Fees	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.02[4]	—	—
Net Asset Value, End of Period	$43.19	$31.32	$70.20
Total Return[5]	44.21%[4]	(53.51)%	7.75%
Ratios to Average Net Assets:
Net expenses	2.29%	2.29%	2.30%[6]
Net investment income (loss)	0.49%	1.89%	(0.53)%[6]
Expense waiver/reimbursement[7]	0.19%	0.12%	0.21%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,886	$17,344	$11,299
Portfolio turnover	121%	65%	28%[8]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2007 [1]
	2009	2008
Net Asset Value, Beginning of Period	$31.31	$70.19	$65.15
Income From Investment Operations:
Net investment income (loss)	0.18[2]	1.01[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.10	(37.11)	5.13
TOTAL FROM INVESTMENT OPERATIONS	13.28	(36.10)	5.04
Less Distributions:
Distributions from net investment income	(1.52)	(0.42)	—
Distributions from net realized gain on investments and foreign currency transactions	—	(2.36)	—
TOTAL DISTRIBUTIONS	(1.52)	(2.78)	—
Redemption Fees	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.02[4]	—	—
Net Asset Value, End of Period	$43.09	$31.31	$70.19
Total Return[5]	44.20%[4]	(53.51)%	7.74%
Ratios to Average Net Assets:
Net expenses	2.27%	2.28%	2.29%[6]
Net investment income (loss)	0.51%	1.89%	(0.47)%[6]
Expense waiver/reimbursement[7]	0.11%	0.10%	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$69,582	$59,407	$29,920
Portfolio turnover	121%	65%	28%[8]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios (loss) shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2007 [1]
	2009	2008
Net Asset Value, Beginning of Period	$31.45	$70.24	$65.15
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	0.73[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.47	(36.77)	5.16
TOTAL FROM INVESTMENT OPERATIONS	13.38	(36.04)	5.09
Less Distributions:
Distributions from net investment income	(1.92)	(0.39)	—
Distributions from net realized gain on investments and foreign currency transactions	—	(2.36)	—
TOTAL DISTRIBUTIONS	(1.92)	(2.75)	—
Redemption Fees	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.003.4	—	—
Net Asset Value, End of Period	$42.91	$31.45	$70.24
Total Return[5]	44.73%	(53.35)%	7.81%
Ratios to Average Net Assets:
Net expenses	1.91%	1.95%	1.95%[6]
Net investment income (loss)	(0.22)%	2.08%	(0.40)%[6]
Expense waiver/reimbursement[7]	0.07%	0.08%	0.17%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,262	$231	$22
Portfolio turnover	121%	65%	28%[8]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Annual Shareholder Report

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,238.10	$8.42
Class B Shares	$1,000	$1,233.30	$12.82
Class C Shares	$1,000	$1,233.30	$12.60
Class K Shares	$1,000	$1,235.50	$10.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.55	$7.59
Class B Shares	$1,000	$1,013.59	$11.56
Class C Shares	$1,000	$1,013.79	$11.36
Class K Shares	$1,000	$1,015.49	$9.65
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.29%
Class C Shares	2.25%
Class K Shares	1.91%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE ATTRIBUTION

The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2009, was 45.34%, 44.21%, 44.20% and 44.73% for the Class A Shares, Class B Shares, Class C Shares and Class K Shares, respectively. The Fund's benchmark, the Morgan Stanley Capital International All Country World ex-USA Index1 (MSCI ACWI (All Country World Index) ex-USA), returned 46.42% over the same period.The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI-ACWI ex-USA.

1	The MSCI ACWI (All Country World Index) ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009, the MSCI ACWI ex-USA consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

MARKET OVERVIEW

In response to rapidly deteriorating macroeconomic fundamentals, governments across the globe responded with unprecedented fiscal stimulus programs. All told, over $2 trillion in spending was announced over the past year. After the United States, China has announced the second largest stimulus package with a plan to spend at least $586 billion over a two-year period. Japan announced multiple stimulus packages over the past year totaling $261 billion and very recently supplemented that with the announcement of a planned additional $81 billion in spending. Major European economies, such as the United Kingdom, Germany, France, Spain and Italy announced plans that totaled around $372 billion. In addition to fiscal stimulus, central banks around the world have also engaged in coordinated rate cuts and quantitative easing programs.

During the reporting period, equity markets experienced extreme volatility. After breaking through their November 2008 lows in early March, global markets staged a sharp rally: based initially on marginally less negative news and a more constructive view of government fiscal and monetary policies and more recently on a nascent economic recovery and stabilizing corporate fundamentals. Unlike 2008, this market move was characterized by a divergence in market and sector performance as correlations retreated from all time highs and investors refocused on fundamentals. International markets, particularly emerging markets, outperformed domestic markets, and financials and cyclicals were among the strongest performing sectors.

Annual Shareholder Report

The divergence in market performance reflected the divergence in economic prospects for various economies. While the global economy remained challenging, international equities benefited from more optimistic economic assessment from organizations such as the International Monetary Fund and the Organization for Economic Co-operation and Development. The outlook has been particularly favorable for emerging market economies which were relatively resilient compared to developed markets and are leading the way in the global recovery. These markets have been reporting improvements in trade, industrial production and domestic consumption. As a result of the stronger outlook, and an increase in investors' risk appetite, emerging markets strongly outperformed. For the period November 30, 2008 to November 30,2009, the Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index)² had a return of 85.12% compared to a return of 46.42% for the MSCI ACWI (All Country World Index) ex-USA and 25.26% for Morgan Stanley Capital International USA Index (MSCI USA Index).3 Among the top emerging market performers for the year were Brazil 128.42%, Korea 89.52%, Turkey 75.44% and China 78.51%. Even though developed markets underperformed their emerging counterparts, they still posted strong returns. One of the major exceptions was Japan which posted a very weak 14.01% return for the year as concerns persisted as to the sustainability of a recovery in that economy.

From a policy perspective, many investors were focused on the prospect of central bank tightening. Three central banks we monitor raised rates toward the end of the reporting period: Norway, Australia and Israel. The U.S. Federal Reserve continued to strike an optimistic tone on the economy while assuring markets that accommodative policies would continue.

2	The MSCI Emerging Markets Index is a free float-adjusted, market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large and mid cap U.S. equity market performance. The MSCI USA Index is member of the MSCI international equity index series and represents the U.S. equity portion of the global benchmark MSCI ACWI (All Country World Index) Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

FUND Performance

The key contributor to the Fund's performance was the strong country allocation.4 The strategy's country ranking process identified leading countries that provided solid returns relative to world benchmarks over the reporting period. Contrary to the prior reporting year, the Fund was rewarded for maintaining an overweight in the Norwegian economy. This smaller, faster growing continental European developed economy was the most positive contributor to Fund performance during the reporting period. A large portion of that positive contribution came from the overweight of the Norwegian Krone while the Fund was simultaneously underweight the United Kingdom Pound. The U.K. Pound saw large headwinds which led to pronounced underperformance during the period due to the high levels of both household and government debt which made a swift recovery unlikely in the British economy.

The Fund correctly overweight South Korea while simultaneously underweight Japan in Asia. Throughout the year, Fund managers patiently watched for opportunities to add weight to the long-term underperformer: Japan. This patience was rewarded as Japanese equities were the worst performing country stock market of the benchmark's 15 largest economies. The negative impact of stock selection amongst our limited Japanese holdings, however, offset the positive effects of the Fund's underweight exposure.

4	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries. Currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

In addition to South Korea in Asia, several key emerging economies contributed positively to Fund performance including Brazil in Latin America and Turkey in Central Europe. These economies both had attractive valuations given the accelerating corporate earnings growth as the global economy began to recover from the worldwide recession. Throughout the reporting period, the Fund's country allocation took advantage of favorable investment opportunities among emerging markets. As such, the Fund's strong overweight positions in select developing markets were significant drivers of relative performance.

The Fund's weakest performing country on a relative basis was Poland which negatively contributed to Fund performance. The Fund entered the reporting period with an overweight position in Poland. Eastern European economies deteriorated swiftly. Heightened risk aversion saw capital flee Eastern Europe driving down both the Polish stock market and Polish Zloty currency. Poland was forced to postpone its plan to adopt the Euro until at least 2014 which negatively impacted the Fund's stock holdings in the region.

In addition during this period, extraordinary stimulus policies increased currency volatility which contributed negatively to the Fund's performance; this currency drag was more pronounced than the traditional cash drag. Cash was kept at a minimum and therefore the Fund experienced only slight cash drag as the MSCI-ACWI ex-USA rose rapidly from its low on March 9, 2009.

Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in Federated InterContinental Fund (Class A Shares) (the “Fund”) from December 31, 1999 to November 30, 2009, compared to the Morgan Stanley Capital International All Country World ex-USA Index (MSCI-ACWI ex-USA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2009
1 Year	37.34%
5 Years	6.05%
10 Years	3.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Federated InterContinental Fund is the successor to Rochdale Atlas Portfolio pursuant to a reorganization that took place on August 24, 2007. The information presented above, for the periods prior to August 24, 2007, is historical information for Rochdale Atlas Portfolio. The fiscal year end of Rochdale Atlas Portfolio was December 31.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI ex-USA has been adjusted to reflect reinvestment of dividends on securities in the index.
3	The MSCI-ACWI ex-USA is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The Fund's Class B Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. For the period prior to commencement of operations of Class B Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class B Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated InterContinental Fund (Class B Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Morgan Stanley Capital International All Country World ex-USA Index (MSCI-ACWI ex-USA).2

Average Annual Total Returns[3]for the Period Ended 11/30/2009
1 Year	38.71%
5 Years	6.22%
10 Years	3.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI ex-USA has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-ACWI ex-USA is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The Fund's Class C Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class K Shares. For the period prior to commencement of operations of Class C Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class C Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated InterContinental Fund (Class C Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Morgan Stanley Capital International All Country World ex-USA Index (MSCI-ACWI ex-USA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	43.20%
5 Years	6.53%
10 Years	3.04%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied in any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI ex-USA has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-ACWI ex-USA is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated InterContinental Fund (Class K Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Morgan Stanley Capital International All Country World ex-USA Index (MSCI-ACWI ex-USA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	44.73%
5 Years	6.89%
10 Years	3.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI ex-USA has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-ACWI ex-USA is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Norway	10.4%
South Korea	9.9%
Denmark	9.8%
China	9.6%
Switzerland	8.8%
Brazil	8.7%
Italy	6.9%
Mexico	6.1%
Japan	5.7%
Australia	5.2%
Hong Kong	5.2%
Austria	3.0%
Czech Republic	2.6%
Chile	2.4%
Other[2]	3.0%
Securities Lending Collateral[3]	4.2%
Cash Equivalents[4]	0.9%
Derivative Contracts[5]	0.5%
Other Assets and Liabilities — Net[6]	(2.9)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes exchange-traded funds and a warrant.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2009, the Fund's sector classification7 was as follows:

Annual Shareholder Report

Sector Classification	Percentage of Total Net Assets
Financials	23.6%
Materials	11.8%
Energy	11.1%
Industrials	10.4%
Consumer Staples	7.9%
Consumer Discretionary	7.4%
Health Care	6.5%
Telecommunication Services	6.4%
Information Technology	5.9%
Utilities	3.4%
Other[2]	2.9%
Securities Lending Collateral[3]	4.2%
Cash Equivalents[4]	0.9%
Derivative Contracts[5]	0.5%
Other Assets and Liabilities — Net[6]	(2.9)%
TOTAL	100.0%
7	Except for Other, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments

November 30, 2009

Shares			Value in U.S. Dollars
		Common Stocks – 94.3%
		Australia – 5.2%
240,000		AMP Ltd.	1,356,056
20,000	[1]	ASX Ltd.	604,883
190,000		AXA Asia Pacific Holdings Ltd.	1,007,711
130,000		Amcor Ltd.	703,099
90,000		Ansell Ltd.	872,626
119,000		Australia & New Zealand Banking Group, Melbourne	2,409,980
140,000		BHP Billiton Ltd.	5,271,820
240,000		Boral Ltd.	1,228,551
140,000	[1]	Brambles Industries Ltd.	847,606
90,000		Caltex Australia	800,389
75,000		Coca-Cola Amatil Ltd.	727,626
20,000		Commonwealth Bank of Australia, Sydney	965,562
175,000	[1]	Fortescue Metals Group Ltd.	673,248
220,000		Harvey Norman Holdings Ltd.	863,037
275,000		Incitec Pivot Ltd.	716,281
52,000		Macquarie Group Ltd.	2,280,059
87,800		National Australia Bank Ltd., Melbourne	2,297,194
660,000	[1]	OZ Minerals Ltd.	735,788
33,000		Orica Ltd.	754,997
350,000		Qantas Airways	828,692
33,000		Rio Tinto Ltd.	2,160,120
330,000		Telstra Corp. Ltd.	1,030,654
37,000		Wesfarmers Ltd.	1,004,177
73,000	[1]	Westfield Group	814,973
87,000		Westpac Banking Corp. Ltd., Sydney	1,920,543
59,000		Woodside Petroleum Ltd.	2,622,709
29,000		Woolworth's Ltd.	744,708
		TOTAL	36,243,089
		Austria – 3.0%
138,854		Erste Group Bank AG	5,695,163
8,000		Mayr-Melnhof Karton AG	798,088
96,000		OMV AG	4,082,581
41,500		Oesterreichische Elektrizitaetswirtschafts AG	1,877,657
37,000		Raiffeisen International Bank	2,213,657
109,500		Telekom Austria AG	1,904,878
Annual Shareholder Report

Shares			Value in U.S. Dollars
82,800		Vienna Insurance Group	4,391,702
		TOTAL	20,963,726
		Brazil – 8.7%
178,100	[2]	Banco Bradesco SA, ADR	3,773,939
149,000		Banco Do Brasil SA	2,622,672
76,000	[1]	Banco Santander Brasil SA, ADR	1,037,400
41,200		Companhia de Bebidas das Americas (AmBev), ADR	4,052,432
63,100	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,308,198
204,105	[1,2]	Companhia Energetica de Minas Gerais, ADR	3,669,808
128,000	[1,2]	Companhia Siderurgica Nacional SA, ADR	4,389,120
86,400		Fertilizantes Fosfatados SA	788,452
86,477	[2]	Fibria Celulose SA, ADR	1,515,084
254,393	[1]	Itau Unibanco Holding SA, ADR	5,660,244
145,200	[1]	Petroleo Brasileiro SA, ADR, Common	6,542,712
162,380	[1]	Petroleo Brasileiro SA, ADR, Preference	8,326,846
34,100		Souza Cruz SA	1,175,192
62,600	[1]	Tele Norte Leste Participacoes SA, ADR	1,362,176
473,920	[2]	Vale SA, ADR	13,587,287
		TOTAL	60,811,562
		Chile – 2.4%
52,300		Banco Santander Chile SA, ADR	3,179,840
50,600		Cap SA	1,388,182
275,000	[1]	Cencosud SA	837,463
2,000,000		Colbun SA	482,363
43,080	[1]	Empresa Nacional Electricidad SA, ADR	2,083,780
47,000		Empresas CMPC SA	1,747,563
2,700	[1]	Empresas CMPC SA, Rights	25,505
210,000	[1]	Empresas Copec SA	2,996,684
112,100	[1]	Enersis SA, ADR	2,151,199
52,800		Sociedad Quimica Y Minera de Chile, ADR	1,994,784
		TOTAL	16,887,363
		China – 9.6%
1,050,000		Agile Property Holdings Ltd.	1,434,119
824,000	[1]	Alibaba.com Corp.	1,877,889
6,237,600	[1]	Bank of China Ltd.	3,505,024
400,000		Beijing Enterprises	2,727,478
1,450,000		Belle International Holdings	1,808,321
2,689,200		CNOOC Ltd.	4,158,174
Annual Shareholder Report

Shares			Value in U.S. Dollars
3,210,100	[1]	China CITIC Bank	2,648,108
3,500,000		China Construction Bank	3,108,189
980,000		China Life Insurance Co. Ltd.	4,894,730
281,500		China Mobile Ltd.	2,634,735
1,150,000		China Oilfield Services Ltd.	1,339,850
388,000		China Resources Enterprises Ltd.	1,212,847
260,000	[1]	China Shenhua Energy Co. Ltd.	1,268,118
1,520,000	[1]	Dongfeng Motor Corp.	2,322,728
381,000		Hengan International Group Co. Ltd.	2,734,216
3,220,000		Industrial & Commercial Bank of China	2,718,280
1,500,000		Jiangsu Expressway, Class H	1,330,587
1,232,000		Jiangxi Copper Co. Ltd.	3,136,577
165,000		Kingboard Chemical Holdings Ltd.	662,655
556,000	[1]	Li Ning Co. Ltd.	1,824,888
3,018,700		PetroChina Co. Ltd.	3,734,254
230,000	[1]	Ping An Insurance (Group) Co. of China Ltd.	2,142,951
200,000	[1]	Shandong Weigao Group Medical Polymer Co., Ltd.	714,462
550,000	[1]	Sinotruk Hong Kong Ltd.	656,271
178,500		Tencent Holdings Ltd.	3,297,326
420,000		Tingyi (Cayman Isln) Hldg Co.	1,038,262
502,800		Tsingtao Brewery Co. Ltd.	2,541,683
950,000	[1]	Weiqiao Textile Co. Ltd.	646,814
930,000		Yanzhou Coal Mining Co. Ltd., Class H	1,865,843
1,360,000		Zhejiang Expressway Co. Ltd.	1,327,023
1,750,000	[1,5]	Zijin Mining Group Co. Ltd.	1,884,947
		TOTAL	67,197,349
		Czech Republic – 2.6%
96,200		CEZ AS	4,816,762
126,745	[1]	Central European Media Enterprises Ltd., Class A	3,213,739
29,100		Komercni Banka AS	6,366,383
146,800		Telefonica 02 Czech Republic	3,542,148
		TOTAL	17,939,032
		Denmark – 9.8%
92,000		Bang & Olufsen A/S, Class B	1,377,089
70,100		Carlsberg A/S, Class B	5,034,776
21,000		Coloplast AS, Class B	1,959,206
50,000		D/S Norden A/S	2,074,321
267,600		DSV, De Sammensluttede Vognmad AS	4,779,561
Annual Shareholder Report

Shares			Value in U.S. Dollars
858		Dampskibsselskabet Svendborg AS, Class B	6,287,605
130,000		Dampskibsselskabet Torm AS	1,366,851
83,300		Danisco A/S	5,163,863
247,300		Danske Bank A/S	5,354,507
30,000		East Asiatic Co. Ltd.	1,133,336
11,000		FLS Industries AS, Class B	718,088
154,700		H. Lundbeck AS	2,913,750
57,800		NKT Holding A/S	3,284,857
182,200		Novo Nordisk, Class B	12,183,101
17,300		Novozymes A/S, Class B	1,754,038
123,500		Sydbank AS	2,958,230
9,600		Topdanmark A/S	1,380,136
18,600	[1]	Trygvesta AS	1,292,681
91,800	[1]	Vestas Wind Systems A/S	6,451,791
15,000		William Demant A/S	1,081,778
		TOTAL	68,549,565
		Hong Kong – 5.2%
734,500	[1]	BOC Hong Kong (Holdings) Ltd.	1,687,146
140,000		Cheung Kong	1,763,249
139,359		Esprit Holdings Ltd.	937,403
995,400		HSBC Holdings PLC	11,660,468
303,000	[1]	Hang Lung Properties Ltd.	1,099,512
121,000		Henderson Land Development Co. Ltd.	850,034
855,000		Hong Kong and China Gas Co. Ltd.	2,048,531
158,500		Hong Kong Exchanges & Clearing Ltd.	2,823,303
280,000		Hutchison Whampoa Ltd.	1,893,434
357,000		Li & Fung Ltd.	1,433,245
290,000	[1]	Link REIT	731,673
40,000	[1]	Standard Chartered PLC	1,004,474
219,000		Sun Hung Kai Properties	3,232,091
180,000		Swire Pacific Ltd., Class A	2,063,617
319,000		Wharf Holdings Ltd.	1,720,716
340,000		Yue Yuen Industrial Holdings	954,063
		TOTAL	35,902,959
		Italy – 6.9%
1,040,000	[1]	A2A SpA	2,033,798
67,600	[1]	Ansaldo STS SpA	1,355,174
41,000		Assicurazioni Generali SpA	1,065,114
Annual Shareholder Report

Shares			Value in U.S. Dollars
100,000		Benetton Group SpA	914,935
248,000		Credito Emiliano SpA	2,002,750
132,000		Davide Campari — Milano SpA	1,394,925
29,000	[1]	DiaSorin	1,053,530
144,200		ENI SpA	3,577,014
187,700	[2]	Enel SpA	1,124,549
205,000		Fiat SpA	3,053,023
60,000		Finmeccanica SpA	997,870
420,000		Intesa Sanpaolo SpA	1,834,643
45,000		Italcementi SpA	604,817
292,000	[1]	Maire Tecnimont SpA	960,998
615,000		Mediaset SpA	4,689,952
237,350		Mediobanca Spa	2,847,452
105,000		Mediolanum SpA	687,556
400,000	[1]	Parmalat SpA	1,167,352
1,100,000	[1,3,4]	Piaggio & C. SpA	2,849,388
77,000	[1]	Prysmian SpA	1,296,325
575,000	[1]	Saras SpA Raffinerie Sarde	1,759,641
850,000		Telecom Italia SpA	1,366,848
2,735,000		Unicredito Italiano SpA	9,434,809
		TOTAL	48,072,463
		Japan – 5.7%
236,000		Ajinomoto Co., Inc.	2,205,516
95,000		Asahi Breweries Ltd.	1,686,412
130,000		Asahi Glass Co. Ltd.	1,136,741
61,700		Canon, Inc.	2,358,235
100,000	[1]	Elpida Memory, Inc.	1,210,527
75,700		Fuji Photo Film Co.	2,063,371
500,000		Hokuhoku Financial Group, Inc.	1,161,942
64,600		Honda Motor Co. Ltd.	1,997,283
80,000		Hoya Corp.	2,025,643
190,000		Itochu Corp.	1,292,480
338		KDDI Corp.	1,827,277
100,000		Komatsu Ltd.	1,966,702
180,000		Kubota Corp.	1,574,936
250,000		Marubeni Corp.	1,318,640
234,400		Mitsubishi UFJ Financial Group, Inc.	1,292,094
1,000		NTT DoCoMo, Inc.	1,511,121
Annual Shareholder Report

Shares			Value in U.S. Dollars
86,000		Nippon Telegraph & Telephone Corp.	3,707,814
500,000		Nishi-Nippon Bank	1,374,493
240,000		Sharp Corp.	2,718,944
84,300		Shionogi and Co.	1,809,124
130,000		Sumitomo Corp.	1,279,697
60,000		Toyota Motor Corp.	2,361,752
		TOTAL	39,880,744
		Mexico – 6.1%
150,000	[1]	Alfa, SA de CV, Class A	951,184
233,000	[1]	America Movil SAB de CV, Class L, ADR	11,272,540
299,000		Cemex SA de CV, ADR	3,375,710
31,500		Fomento Economico Mexicano, SA de CV, ADR	1,433,565
30,700	[2]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,495,397
285,000	[1]	Grupo Bimbo SA de CV, Class A	1,844,717
415,000		Grupo Carso SA de CV	1,251,619
25,200	[1]	Grupo Elektra SA de CV	1,110,798
850,000	[1]	Grupo Financiero Banorte SA de CV	2,937,574
285,000		Grupo Modelo SA de CV, Class C	1,494,287
179,000		Grupo Televisa SA, GDR	3,682,030
51,000	[1]	Industrias Penoles SA	1,188,347
1,300,000	[1]	Nuevo Grupo Mexico SA, Class B	3,054,152
103,000		Telefonos de Mexico, Class L, ADR	1,848,850
1,280,000		Wal-Mart de Mexico SAB de CV	5,263,033
		TOTAL	42,203,803
		Norway – 10.4%
365,000	[1]	Acergy SA	5,429,262
526,800		Den Norske Bank A/S	5,928,060
117,066	[1]	DnB NOR Bank ASA, Rights	340,350
145,800		Fred Olsen Energy ASA	5,643,063
120,200		Frontline Ltd.	3,327,494
1,941,600	[1]	Golden Ocean Group Ltd.	3,533,884
816,600		Norsk Hydro ASA	5,825,591
235,000		Orkla ASA	2,175,257
598,443		Statoil ASA	14,755,195
80,000	[1,2]	Subsea 7 Inc.	1,341,484
249,100	[1]	TGS Nopec Geophysical Co. ASA	4,096,317
58,400	[1]	Tandberg ASA	1,663,525
666,400		Telenor ASA	9,082,817
Annual Shareholder Report

Shares			Value in U.S. Dollars
221,500		Yara International ASA	9,537,966
		TOTAL	72,680,265
		South Korea – 9.9%
47,400	[1]	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	585,469
24,200		Han Wha	886,486
22,000		Hana Financial Holdings	637,512
44,000	[5]	Hanjin Shipping Co.	625,111
79,700		Hanwha Chemical	838,860
7,400		Hyundai Heavy	958,501
37,400		Hyundai Motor Co.	3,187,872
15,800		Inchon Iron & Steel	1,055,671
60,000		Industrial Bank of Korea	694,817
70,000	[1]	KB Financial Group, Inc.	3,511,705
187,900		KT Corp., ADR	3,121,019
32,000		Korea Electric Power Corp.	878,434
5,129		LG Chemical Ltd.	924,933
20,000		LG Corp.	1,094,560
66,400	[1]	LG Display Co. Ltd.	1,844,874
50,700		LG Electronics, Inc.	4,495,546
14,500		LG Engineering & Construction Co. Ltd.	1,360,610
8,500		LS Corporation	718,502
57,750		POSCO, ADR	6,883,800
58,000		Pusan Bank	636,568
16,000	[1]	SK Energy Co. Ltd.	1,498,444
13,600		SK Holdings Co., Ltd.	985,359
52,300		Samsung Electro-Mechanics Co.	4,187,124
24,950		Samsung Electronics Co.	15,461,337
6,900		Samsung Fire & Marine Insurance	1,203,551
48,000		Samsung Heavy Industries	946,082
38,600		Samsung SDI Co. Ltd.	4,204,010
55,000		Shinhan Financial Group Co. Ltd.	2,165,092
70,700		Woongjin Coway Co. Ltd.	2,321,705
74,000		Woori Finance Holdings Co. Ltd.	927,136
		TOTAL	68,840,690
Annual Shareholder Report

Shares			Value in U.S. Dollars
		Switzerland – 8.8%
192,600		ABB Ltd.	3,555,941
24,300	[1]	Actelion Ltd.	1,430,530
12,000	[1]	Baloise Holdings AG	1,005,826
105,977		Credit Suisse Group AG	5,538,774
55,300	[1]	Julius Baer Group Ltd.	1,836,513
27,900		Kuehne & Nagel International AG	2,707,227
265,819		Nestle S.A.	12,574,595
55,000	[1]	Nobel Biocare Holding AG	1,642,245
152,580		Novartis AG	8,472,240
53,662		Roche Holding AG	8,782,618
7,600		Sonova Holding AG	906,114
5,300		Swatch Group AG, Class B	1,343,789
11,500		Syngenta AG	3,055,264
11,000		Synthes, Inc.	1,447,885
286,300		UBS AG	4,492,047
11,400		Zurich Financial Services AG	2,472,577
		TOTAL	61,264,185
		TOTAL COMMON STOCKS (IDENTIFIED COST $547,376,275)	657,436,795
		Warrant – 0.0%
107,000	[1]	Mediobanca Spa, Warrants (IDENTIFIED COST $0)	14,664
		Exchange-Traded Funds – 3.0%
8,674,450		iShares FTSE/Xinhua A50 China Index ETF (iShares Asia Trust)	16,396,978
95,785		iShares MSCI Chile Investable Market Index Fund	4,923,349
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $17,150,703)	21,320,327
		Mutual Fund – 5.1%
35,499,520	[6,7,8]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	35,499,520
		TOTAL INVESTMENTS — 102.4% (IDENTIFIED COST $600,026,498)[9]	714,271,306
		OTHER ASSETS AND LIABILITIES - NET — (2.4)%[10]	(16,952,151)
		TOTAL NET ASSETS — 100%	$697,319,155

At November 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Annual Shareholder Report

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/1/2009	2,115,050 Euro	4,750,192 Turkish Lira	$67,296
12/02/2009	1,368,213 Euro	3,090,383 Turkish Lira	$32,072
1/11/2010	32,278,000 Australian Dollar	$25,721,047	$3,726,956
Contracts Sold:
1/11/2010	16,100,000 Australian Dollar	$14,367,640	$(320,781)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$3,505,543

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, this restricted security amounted to $2,849,388, which represented 0.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, this liquid restricted security amounted to $2,849,388, which represented 0.4% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $605,019,859.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$134,399,594	$520,527,143	$2,510,058	$657,436,795
Warrant	—	14,664	—	14,664
Exchange-Traded Funds	4,923,349	16,396,978	—	21,320,327
Mutual Fund	35,499,520	—	—	35,499,520
TOTAL SECURITIES	$174,822,463	$536,938,785	$2,510,058	$714,271,306
*OTHER FINANCIAL INSTRUMENTS	$99,368	$3,406,175	$ —	$3,505,543
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments inEquity Securities
Balance as of December 1, 2008	$ —
Change in unrealized appreciation (depreciation)	420,522
Net purchases (sales)	2,089,536
Balance as of November 30, 2009	$2,510,058
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at November 30, 2009.	$420,522

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $28,241,015 of securities loaned and $35,499,520 of investments in an affiliated issuer (Note 5) (identified cost $600,026,498)		$714,271,306
Cash		182
Cash denominated in foreign currencies (identified cost $2,289,615)		2,299,456
Income receivable		1,255,476
Receivable for investments sold		6,926,664
Receivable for shares sold		3,744,258
Receivable for foreign exchange contracts		3,826,324
Other assets		28,058
TOTAL ASSETS		732,351,724
Liabilities:
Payable for investments purchased	$3,966,884
Payable for shares redeemed	866,068
Payable for foreign exchange contracts	320,781
Payable for collateral due to broker for securities lending	29,389,021
Payable for Directors'/Trustees' fees	4,660
Payable for distribution services fee (Note 5)	58,410
Payable for shareholder services fee (Note 5)	111,045
Accrued expenses	315,700
TOTAL LIABILITIES		35,032,569
Net assets for 16,089,918 shares outstanding		$697,319,155
Net Assets Consist of:
Paid-in capital		$1,010,362,912
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		117,668,935
Accumulated net realized loss on investments and foreign currency transactions		(437,738,576)
Undistributed net investment income		7,025,884
TOTAL NET ASSETS		$697,319,155
Annual Shareholder Report

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($467,911,620 ÷ 10,789,953 shares outstanding), no par value, unlimited shares authorized	$43.37
Offering price per share (100/94.50 of $43.37)	$45.89
Redemption proceeds per share (98.00/100 of $43.37)	$42.50
Class B Shares:
Net asset value per share ($20,886,387 ÷ 483,643 shares outstanding), no par value, unlimited shares authorized	$43.19
Offering price per share	$43.19
Redemption proceeds per share (92.50/100 of $43.19)	$39.95
Class C Shares:
Net asset value per share ($69,581,970 ÷ 1,614,683 shares outstanding), no par value, unlimited shares authorized	$43.09
Offering price per share	$43.09
Redemption proceeds per share (97.00/100 of $43.09)	$41.80
Institutional Shares:
Net asset value per share ($133,676,899 ÷ 3,078,996 shares outstanding), no par value, unlimited shares authorized	$43.42
Offering price per share	$43.42
Redemption proceeds per share (98.00/100 of $43.42)	$42.55
Class K Shares:
Net asset value per share ($5,262,279 ÷ 122,643 shares outstanding), no par value, unlimited shares authorized	$42.91
Offering price per share	$42.91
Redemption proceeds per share (98.00/100 of $42.91)	$42.05

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2009

Investment Income:
Dividends (including $95,151 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,709,076)		$13,811,105
Interest (including income on securities loaned of $1,115,319)		1,115,720
TOTAL INCOME		14,926,825
Expenses:
Investment adviser fee (Note 5)	$5,504,147
Administrative personnel and services fee (Note 5)	427,123
Custodian fees	320,274
Transfer and dividend disbursing agent fees and expenses — Class A Shares	681,471
Transfer and dividend disbursing agent fees and expenses — Class B Shares	51,340
Transfer and dividend disbursing agent fees and expenses — Class C Shares	110,295
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	96,783
Transfer and dividend disbursing agent fees and expenses — Class K Shares	6,445
Directors'/Trustees' fees	6,007
Auditing fees	24,500
Legal fees	3,384
Portfolio accounting fees	65,560
Distribution services fee — Class B Shares (Note 5)	133,251
Distribution services fee — Class C Shares (Note 5)	457,335
Distribution services fee — Class K Shares (Note 5)	9,911
Shareholder services fee — Class A Shares (Note 5)	894,710
Shareholder services fee — Class B Shares (Note 5)	44,417
Shareholder services fee — Class C Shares (Note 5)	152,262
Account administration fee — Class A Shares	20,358
Account administration fee — Class C Shares	183
Share registration costs	86,119
Printing and postage	108,816
Insurance premiums	6,422
Miscellaneous	12,486
TOTAL EXPENSES	9,223,599
Annual Shareholder Report

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(572,314)
Waiver of administrative personnel and services fee	(8,257)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(67,738)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(14,344)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,015)
TOTAL WAIVERS AND REIMBURSEMENTS		$(668,668)
Net expenses			$8,554,931
Net investment income			6,371,894
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(238,064,230)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			436,414,780
Net realized and unrealized gain on investments and foreign currency transactions			198,350,550
Change in net assets resulting from operations			$204,722,444

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,371,894	$21,358,726
Net realized loss on investments and foreign currency transactions	(238,064,230)	(189,751,662)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	436,414,780	(421,982,722)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	204,722,444	(590,375,658)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,080,579)	(3,701,166)
Class B Shares	(792,905)	(80,443)
Class C Shares	(2,864,185)	(226,848)
Institutional Shares	(5,632,429)	(292,158)
Class K Shares	(14,097)	(164)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(18,706,692)
Class B Shares	—	(474,412)
Class C Shares	—	(1,284,669)
Institutional Shares	—	(1,301,122)
Class K Shares	—	(984)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,384,195)	(26,068,658)
Share Transactions:
Proceeds from sale of shares	204,726,052	716,742,169
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	162,229,186
Net asset value of shares issued to shareholders in payment of distributions declared	22,454,486	22,384,808
Cost of shares redeemed	(249,504,020)	(330,206,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,323,482)	571,149,539
Redemption Fees	31,055	83,901
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	325,322	—
Change in net assets	152,371,144	(45,210,876)
Net Assets:
Beginning of period	544,948,011	590,158,887
End of period (including undistributed net investment income of $7,025,884 and $18,732,427, respectively)	$697,319,155	$544,948,011

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$761,476,156
1	Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$28,241,015	$29,389,021
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$3,826,324	Payable for foreign exchange contracts	$320,781

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$550,956
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(8,586,947)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,820,782	$139,658,423	7,427,045	$430,063,821
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	1,892,702	109,171,066
Shares issued to shareholders in payment of distributions declared	580,687	18,506,501	303,544	20,003,546
Shares redeemed	(5,719,151)	(184,148,240)	(4,908,680)	(237,550,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,317,682)	$(25,983,316)	4,714,611	$321,687,686
Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	78,149	$2,806,300	328,932	$19,496,392
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	281,322	16,199,198
Shares issued to shareholders in payment of distributions declared	21,519	687,748	7,140	469,898
Shares redeemed	(169,805)	(5,678,959)	(224,575)	(11,644,527)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(70,137)	$(2,184,911)	392,819	$24,520,961
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	461,611	$15,710,774	1,422,380	$83,483,147
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	640,468	36,858,922
Shares issued to shareholders in payment of distributions declared	71,040	2,265,479	16,332	1,074,452
Shares redeemed	(815,500)	(27,278,265)	(607,899)	(29,661,822)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(282,849)	$(9,302,012)	1,471,281	$91,754,699
Annual Shareholder Report

Year Ended November 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,319,466	$42,320,293	3,273,487	$183,352,416
Shares issued to shareholders in payment of distributions declared	30,829	980,660	12,687	835,966
Shares redeemed	(970,979)	(32,079,867)	(999,537)	(51,319,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	379,316	$11,221,086	2,286,637	$132,868,747
Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	123,127	$4,230,262	7,581	$346,393
Shares issued to shareholders in payment of distributions declared	445	14,098	15	946
Shares redeemed	(8,269)	(318,689)	(575)	(29,893)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	115,303	$3,925,671	7,021	$317,446
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,176,049)	$(22,323,482)	8,872,369	$571,149,539

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $20,856, $1,014, $3,486, $5,641 and $58, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $60,321, $2,801, $8,688, $12,079 and $12, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, gains on investments in passive foreign investment companies and reclassification for regulatory settlement proceeds.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Annual Shareholder Report

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$112,657	$12,305,758	$(12,418,415)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$30,384,195	$8,060,864
Long-term capital gains	$ —	$18,007,794
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$15,425,420
Net unrealized appreciation	$109,269,399
Capital loss carryforwards	$(437,738,576)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At November 30, 2009, the cost of investments for federal tax purposes was $605,019,859. The net unrealized appreciation/depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $109,251,447. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,266,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,014,566.

At November 30, 2009, the Fund had a capital loss carryforward of $437,738,576 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$187,255,931
2017	$250,482,645

Capital loss carryforwards of $873,303 expired during the year ended November 30, 2009.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Prior to August 25, 2009, the Adviser was obligated to waive all or a portion of the advisory fee (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's Class A Shares aggregate annual operating expenses to no more than 1.70% based on average daily net assets.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser waived $515,364 of its fee. In addition, for the year ended November 30, 2009, an affiliate of the Adviser reimbursed $88,097 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,257 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $107,007 of fees paid by the Fund. For the year ended November 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $22,531 in sales charges from the sale of Class A Shares. FSC also retained $93 of CDSC relating to redemptions of Class A Shares and $2,949 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $17,584 of Service Fees for the year ended November 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,386,732 and
$0, respectively.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.20% and 1.93%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective prospectus. For Class A Shares, Class B Shares, Class C Shares and Class K Shares, this expense limitation excludes any applicable acquired fund fees and expenses. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $56,950. Transactions with the affiliated company during the year ended November 30, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	70,656,316	567,830,699	602,987,495	35,499,520	$35,499,520	$95,151

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$649,443,732
Sales	$666,027,222

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

Annual Shareholder Report

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $325,322 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Annual Shareholder Report

12. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2009, 96.72% of total ordinary dividends paid distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended November 30, 2009, the Fund derived $18,083,411 of gross income from foreign sources and paid foreign taxes of $1,688,663.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERCONTINENTAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated InterContinental Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to January 1, 2007, were audited by other independent registered public accountants whose report thereon dated February 26, 2007, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated InterContinental Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 22, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 39 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract  - May 2009

Federated InterContinental Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one -year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479

37865 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2007[1]
	2009	2008
Net Asset Value, Beginning of Period	$31.68	$70.36	$65.15
Income From Investment Operations:
Net investment income	0.57[2]	1.67[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13.18	(37.46)	5.09
TOTAL FROM INVESTMENT OPERATIONS	13.75	(35.79)	5.21
Less Distributions:
Distributions from net investment income	(2.03)	(0.53)	—
Distributions from net realized gain on investments and foreign currency transactions	—	(2.36)	—
TOTAL DISTRIBUTIONS	(2.03)	(2.89)	—
Redemption Fees	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	0.02[4]	—	—
Net Asset Value, End of Period	$43.42	$31.68	$70.36
Total Return[5]	45.80%[4]	(53.00)%	8.00%
Ratios to Average Net Assets:
Net expenses	1.18%	1.20%	1.20%[6]
Net investment income	1.62%	3.12%	0.64%[6]
Expense waiver/reimbursement[7]	0.11%	0.08%	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$133,677	$85,520	$29,062
Portfolio turnover	121%	65%	28%[8]
1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,240.20	$6.51
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.25	$5.87
1	Expenses are equal to the Fund's annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE ATTRIBUTION

The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2009 was 45.80%. The Fund's benchmark, the Morgan Stanley Capital International All Country World ex-USA Index1 (MSCI ACWI (All Country World Index) ex-USA), returned 46.42% over the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI-ACWI ex-USA.

MARKET OVERVIEW

In response to rapidly deteriorating macroeconomic fundamentals, governments across the globe responded with unprecedented fiscal stimulus programs. All told, over $2 trillion in spending was announced over the past year. After the United States, China has announced the second largest stimulus package with a plan to spend at least $586 billion over a 2-year period. Japan announced multiple stimulus packages over the past year totaling $261 billion and very recently supplemented that with the announcement of a planned additional $81 billion in spending. Major European economies, such as the United Kingdom, Germany, France, Spain and Italy, announced plans that totaled around $372 billion. In addition to fiscal stimulus, central banks around the world have also engaged in coordinated rate cuts and quantitative easing programs.

1	The MSCI ACWI (All Country World Index) ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009 the MSCI ACWI ex-USA consisted of 44 country indices comprising 22 developed and 22 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

During the reporting period, equity markets experienced extreme volatility. After breaking through their November 2008 lows in early March, global markets staged a sharp rally: based initially on marginally less negative news and a more constructive view of government fiscal and monetary policies and more recently on a nascent economic recovery and stabilizing corporate fundamentals. Unlike 2008, this market move was characterized by a divergence in market and sector performance as correlations retreated from all time highs and investors refocused on fundamentals. International markets, particularly emerging markets, outperformed domestic markets, and financials and cyclicals were among the strongest performing sectors.

The divergence in market performance reflected the divergence in economic prospects for various economies. While the global economy remained challenging, international equities benefited from more optimistic economic assessment from organizations such as the International Monetary Fund and the Organization for Economic Co-operation and Development. The outlook has been particularly favorable for emerging market economies which were relatively resilient compared to developed markets and are leading the way in the global recovery. These markets have been reporting improvements in trade, industrial production and domestic consumption. As a result of the stronger outlook, and an increase in investors' risk appetite, emerging markets strongly outperformed. For the period November 30, 2008 to November 30,2009, the Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index)² had a return of 85.12% compared to a return of 46.42% for the MSCI ACWI (All Country World Index) ex-USA and 25.26% for Morgan Stanley Capital International USA Index (MSCI USA Index).3 Among the top emerging market performers for the year were Brazil 128.42%, Korea 89.52%, Turkey 75.44% and China 78.51%. Even though developed markets underperformed their emerging counterparts, they still posted strong returns. One of the major exceptions was Japan which posted a very weak 14.01% return for the year as concerns persisted as to the sustainability of a recovery in that economy.

From a policy perspective, many investors were focused on the prospect of central bank tightening. Three central banks we monitor raised rates toward the end of the reporting period: Norway, Australia and Israel. The U.S. Federal Reserve continued to strike an optimistic tone on the economy while assuring markets that accommodative policies would continue.

2	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large and mid cap US equity market performance. The MSCI USA Index is member of the MSCI international equity index series and represents the US equity portion of the global benchmark MSCI ACWI (All Country World Index) Index. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

FUND Performance

The key contributor to the Fund's performance was the strong country allocation.4 The strategy's country ranking process identified leading countries that provided solid returns relative to world benchmarks over the reporting period. Contrary to the prior reporting year, the Fund was rewarded for maintaining an overweight in the Norwegian economy. This smaller, faster growing continental European developed economy was the most positive contributor to Fund performance during the reporting period. A large portion of that positive contribution came from the overweight of the Norwegian Krone while the Fund was simultaneously underweight the United Kingdom Pound. The U.K. Pound saw large headwinds which led to pronounced underperformance during the period due to the high levels of both household and government debt which made a swift recovery unlikely in the British economy.

The Fund correctly overweight South Korea while simultaneously underweight Japan in Asia. Throughout the year, Fund managers patiently watched for opportunities to add weight to the long-term underperformer: Japan. This patience was rewarded as Japanese equities were the worst performing country stock market of the benchmark's 15 largest economies. The negative impact of stock selection amongst our limited Japanese holdings, however, offset the positive effects of the Fund's underweight exposure.

In addition to South Korea in Asia, several key emerging economies contributed positively to Fund performance including Brazil in Latin America and Turkey in Central Europe. These economies both had attractive valuations given the accelerating corporate earnings growth as the global economy began to recover from the worldwide recession. Throughout the reporting period, the Fund's country allocation took advantage of favorable investment opportunities among emerging markets. As such, the Fund's strong overweight positions in select developing markets were significant drivers of relative performance.

The Fund's weakest performing country on a relative basis was Poland which negatively contributed to Fund performance. The Fund entered the reporting period with an overweight position in Poland. Eastern European economies deteriorated swiftly. Heightened risk aversion saw capital flee Eastern Europe driving down both the Polish stock market and Polish Zloty currency. Poland was forced to postpone its plan to adopt the Euro until at least 2014 which negatively impacted the Fund's stock holdings in the region.

In addition, during this period, extraordinary stimulus policies increased currency volatility which contributed negatively to the Fund's performance; this currency drag was more pronounced than the traditional cash drag. Cash was kept at a minimum and therefore the Fund experienced only slight cash drag as the MSCI ACWI ex-USA rose rapidly from its low on March 9, 2009.

4	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries. Currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report
5

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on August 25, 2007. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated InterContinental Fund (Institutional Shares) (the “Fund”) from November 30, 1999 to November 30, 2009, compared to the Morgan Stanley Capital International All Country World ex-USA Index (MSCI-ACWI ex-USA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	45.80%
5 Years	7.40%
10 Years	3.84%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report
6

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI ex-USA has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-ACWI ex-USA is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
7

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Norway	10.4%
South Korea	9.9%
Denmark	9.8%
China	9.6%
Switzerland	8.8%
Brazil	8.7%
Italy	6.9%
Mexico	6.1%
Japan	5.7%
Australia	5.2%
Hong Kong	5.2%
Austria	3.0%
Czech Republic	2.6%
Chile	2.4%
Other[2]	3.0%
Securities Lending Collateral[3]	4.2%
Cash Equivalents[4]	0.9%
Derivative Contracts[5]	0.5%
Other Assets and Liabilities — Net[6]	(2.9)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes exchange-traded funds and a warrant.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2009, the Fund's sector classification7 was as follows:

Annual Shareholder Report
8

Sector Classification	Percentage of Total Net Assets
Financials	23.6%
Materials	11.8%
Energy	11.1%
Industrials	10.4%
Consumer Staples	7.9%
Consumer Discretionary	7.4%
Health Care	6.5%
Telecommunication Services	6.4%
Information Technology	5.9%
Utilities	3.4%
Other[2]	2.9%
Securities Lending Collateral[3]	4.2%
Cash Equivalents[4]	0.9%
Derivative Contracts[5]	0.5%
Other Assets and Liabilities — Net[6]	(2.9)%
TOTAL	100.0%
7	Except for Other, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
9

Portfolio of Investments

November 30, 2009

Shares			Value in U.S. Dollars
		Common Stocks – 94.3%
		Australia – 5.2%
240,000		AMP Ltd.	1,356,056
20,000	[1]	ASX Ltd.	604,883
190,000		AXA Asia Pacific Holdings Ltd.	1,007,711
130,000		Amcor Ltd.	703,099
90,000		Ansell Ltd.	872,626
119,000		Australia & New Zealand Banking Group, Melbourne	2,409,980
140,000		BHP Billiton Ltd.	5,271,820
240,000		Boral Ltd.	1,228,551
140,000	[1]	Brambles Industries Ltd.	847,606
90,000		Caltex Australia	800,389
75,000		Coca-Cola Amatil Ltd.	727,626
20,000		Commonwealth Bank of Australia, Sydney	965,562
175,000	[1]	Fortescue Metals Group Ltd.	673,248
220,000		Harvey Norman Holdings Ltd.	863,037
275,000		Incitec Pivot Ltd.	716,281
52,000		Macquarie Group Ltd.	2,280,059
87,800		National Australia Bank Ltd., Melbourne	2,297,194
660,000	[1]	OZ Minerals Ltd.	735,788
33,000		Orica Ltd.	754,997
350,000		Qantas Airways	828,692
33,000		Rio Tinto Ltd.	2,160,120
330,000		Telstra Corp. Ltd.	1,030,654
37,000		Wesfarmers Ltd.	1,004,177
73,000	[1]	Westfield Group	814,973
87,000		Westpac Banking Corp. Ltd., Sydney	1,920,543
59,000		Woodside Petroleum Ltd.	2,622,709
29,000		Woolworth's Ltd.	744,708
		TOTAL	36,243,089
		Austria – 3.0%
138,854		Erste Group Bank AG	5,695,163
8,000		Mayr-Melnhof Karton AG	798,088
96,000		OMV AG	4,082,581
41,500		Oesterreichische Elektrizitaetswirtschafts AG	1,877,657
37,000		Raiffeisen International Bank	2,213,657
109,500		Telekom Austria AG	1,904,878
Annual Shareholder Report
10

Shares			Value in U.S. Dollars
82,800		Vienna Insurance Group	4,391,702
		TOTAL	20,963,726
		Brazil – 8.7%
178,100	[2]	Banco Bradesco SA, ADR	3,773,939
149,000		Banco Do Brasil SA	2,622,672
76,000	[1]	Banco Santander Brasil SA, ADR	1,037,400
41,200		Companhia de Bebidas das Americas (AmBev), ADR	4,052,432
63,100	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,308,198
204,105	[1,2]	Companhia Energetica de Minas Gerais, ADR	3,669,808
128,000	[1,2]	Companhia Siderurgica Nacional SA, ADR	4,389,120
86,400		Fertilizantes Fosfatados SA	788,452
86,477	[2]	Fibria Celulose SA, ADR	1,515,084
254,393	[1]	Itau Unibanco Holding SA, ADR	5,660,244
145,200	[1]	Petroleo Brasileiro SA, ADR, Common	6,542,712
162,380	[1]	Petroleo Brasileiro SA, ADR, Preference	8,326,846
34,100		Souza Cruz SA	1,175,192
62,600	[1]	Tele Norte Leste Participacoes SA, ADR	1,362,176
473,920	[2]	Vale SA, ADR	13,587,287
		TOTAL	60,811,562
		Chile – 2.4%
52,300		Banco Santander Chile SA, ADR	3,179,840
50,600		Cap SA	1,388,182
275,000	[1]	Cencosud SA	837,463
2,000,000		Colbun SA	482,363
43,080	[1]	Empresa Nacional Electricidad SA, ADR	2,083,780
47,000		Empresas CMPC SA	1,747,563
2,700	[1]	Empresas CMPC SA, Rights	25,505
210,000	[1]	Empresas Copec SA	2,996,684
112,100	[1]	Enersis SA, ADR	2,151,199
52,800		Sociedad Quimica Y Minera de Chile, ADR	1,994,784
		TOTAL	16,887,363
		China – 9.6%
1,050,000		Agile Property Holdings Ltd.	1,434,119
824,000	[1]	Alibaba.com Corp.	1,877,889
6,237,600	[1]	Bank of China Ltd.	3,505,024
400,000		Beijing Enterprises	2,727,478
1,450,000		Belle International Holdings	1,808,321
2,689,200		CNOOC Ltd.	4,158,174
Annual Shareholder Report
11

Shares			Value in U.S. Dollars
3,210,100	[1]	China CITIC Bank	2,648,108
3,500,000		China Construction Bank	3,108,189
980,000		China Life Insurance Co. Ltd.	4,894,730
281,500		China Mobile Ltd.	2,634,735
1,150,000		China Oilfield Services Ltd.	1,339,850
388,000		China Resources Enterprises Ltd.	1,212,847
260,000	[1]	China Shenhua Energy Co. Ltd.	1,268,118
1,520,000	[1]	Dongfeng Motor Corp.	2,322,728
381,000		Hengan International Group Co. Ltd.	2,734,216
3,220,000		Industrial & Commercial Bank of China	2,718,280
1,500,000		Jiangsu Expressway, Class H	1,330,587
1,232,000		Jiangxi Copper Co. Ltd.	3,136,577
165,000		Kingboard Chemical Holdings Ltd.	662,655
556,000	[1]	Li Ning Co. Ltd.	1,824,888
3,018,700		PetroChina Co. Ltd.	3,734,254
230,000	[1]	Ping An Insurance (Group) Co. of China Ltd.	2,142,951
200,000	[1]	Shandong Weigao Group Medical Polymer Co., Ltd.	714,462
550,000	[1]	Sinotruk Hong Kong Ltd.	656,271
178,500		Tencent Holdings Ltd.	3,297,326
420,000		Tingyi (Cayman Isln) Hldg Co.	1,038,262
502,800		Tsingtao Brewery Co. Ltd.	2,541,683
950,000	[1]	Weiqiao Textile Co. Ltd.	646,814
930,000		Yanzhou Coal Mining Co. Ltd., Class H	1,865,843
1,360,000		Zhejiang Expressway Co. Ltd.	1,327,023
1,750,000	[1,5]	Zijin Mining Group Co. Ltd.	1,884,947
		TOTAL	67,197,349
		Czech Republic – 2.6%
96,200		CEZ AS	4,816,762
126,745	[1]	Central European Media Enterprises Ltd., Class A	3,213,739
29,100		Komercni Banka AS	6,366,383
146,800		Telefonica 02 Czech Republic	3,542,148
		TOTAL	17,939,032
		Denmark – 9.8%
92,000		Bang & Olufsen A/S, Class B	1,377,089
70,100		Carlsberg A/S, Class B	5,034,776
21,000		Coloplast AS, Class B	1,959,206
50,000		D/S Norden A/S	2,074,321
267,600		DSV, De Sammensluttede Vognmad AS	4,779,561
Annual Shareholder Report
12

Shares			Value in U.S. Dollars
858		Dampskibsselskabet Svendborg AS, Class B	6,287,605
130,000		Dampskibsselskabet Torm AS	1,366,851
83,300		Danisco A/S	5,163,863
247,300		Danske Bank A/S	5,354,507
30,000		East Asiatic Co. Ltd.	1,133,336
11,000		FLS Industries AS, Class B	718,088
154,700		H. Lundbeck AS	2,913,750
57,800		NKT Holding A/S	3,284,857
182,200		Novo Nordisk, Class B	12,183,101
17,300		Novozymes A/S, Class B	1,754,038
123,500		Sydbank AS	2,958,230
9,600		Topdanmark A/S	1,380,136
18,600	[1]	Trygvesta AS	1,292,681
91,800	[1]	Vestas Wind Systems A/S	6,451,791
15,000		William Demant A/S	1,081,778
		TOTAL	68,549,565
		Hong Kong – 5.2%
734,500	[1]	BOC Hong Kong (Holdings) Ltd.	1,687,146
140,000		Cheung Kong	1,763,249
139,359		Esprit Holdings Ltd.	937,403
995,400		HSBC Holdings PLC	11,660,468
303,000	[1]	Hang Lung Properties Ltd.	1,099,512
121,000		Henderson Land Development Co. Ltd.	850,034
855,000		Hong Kong and China Gas Co. Ltd.	2,048,531
158,500		Hong Kong Exchanges & Clearing Ltd.	2,823,303
280,000		Hutchison Whampoa Ltd.	1,893,434
357,000		Li & Fung Ltd.	1,433,245
290,000	[1]	Link REIT	731,673
40,000	[1]	Standard Chartered PLC	1,004,474
219,000		Sun Hung Kai Properties	3,232,091
180,000		Swire Pacific Ltd., Class A	2,063,617
319,000		Wharf Holdings Ltd.	1,720,716
340,000		Yue Yuen Industrial Holdings	954,063
		TOTAL	35,902,959
		Italy – 6.9%
1,040,000	[1]	A2A SpA	2,033,798
67,600	[1]	Ansaldo STS SpA	1,355,174
41,000		Assicurazioni Generali SpA	1,065,114
Annual Shareholder Report
13

Shares			Value in U.S. Dollars
100,000		Benetton Group SpA	914,935
248,000		Credito Emiliano SpA	2,002,750
132,000		Davide Campari — Milano SpA	1,394,925
29,000	[1]	DiaSorin	1,053,530
144,200		ENI SpA	3,577,014
187,700	[2]	Enel SpA	1,124,549
205,000		Fiat SpA	3,053,023
60,000		Finmeccanica SpA	997,870
420,000		Intesa Sanpaolo SpA	1,834,643
45,000		Italcementi SpA	604,817
292,000	[1]	Maire Tecnimont SpA	960,998
615,000		Mediaset SpA	4,689,952
237,350		Mediobanca Spa	2,847,452
105,000		Mediolanum SpA	687,556
400,000	[1]	Parmalat SpA	1,167,352
1,100,000	[1,3,4]	Piaggio & C. SpA	2,849,388
77,000	[1]	Prysmian SpA	1,296,325
575,000	[1]	Saras SpA Raffinerie Sarde	1,759,641
850,000		Telecom Italia SpA	1,366,848
2,735,000		Unicredito Italiano SpA	9,434,809
		TOTAL	48,072,463
		Japan – 5.7%
236,000		Ajinomoto Co., Inc.	2,205,516
95,000		Asahi Breweries Ltd.	1,686,412
130,000		Asahi Glass Co. Ltd.	1,136,741
61,700		Canon, Inc.	2,358,235
100,000	[1]	Elpida Memory, Inc.	1,210,527
75,700		Fuji Photo Film Co.	2,063,371
500,000		Hokuhoku Financial Group, Inc.	1,161,942
64,600		Honda Motor Co. Ltd.	1,997,283
80,000		Hoya Corp.	2,025,643
190,000		Itochu Corp.	1,292,480
338		KDDI Corp.	1,827,277
100,000		Komatsu Ltd.	1,966,702
180,000		Kubota Corp.	1,574,936
250,000		Marubeni Corp.	1,318,640
234,400		Mitsubishi UFJ Financial Group, Inc.	1,292,094
1,000		NTT DoCoMo, Inc.	1,511,121
Annual Shareholder Report
14

Shares			Value in U.S. Dollars
86,000		Nippon Telegraph & Telephone Corp.	3,707,814
500,000		Nishi-Nippon Bank	1,374,493
240,000		Sharp Corp.	2,718,944
84,300		Shionogi and Co.	1,809,124
130,000		Sumitomo Corp.	1,279,697
60,000		Toyota Motor Corp.	2,361,752
		TOTAL	39,880,744
		Mexico – 6.1%
150,000	[1]	Alfa, SA de CV, Class A	951,184
233,000	[1]	America Movil SAB de CV, Class L, ADR	11,272,540
299,000		Cemex SA de CV, ADR	3,375,710
31,500		Fomento Economico Mexicano, SA de CV, ADR	1,433,565
30,700	[2]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,495,397
285,000	[1]	Grupo Bimbo SA de CV, Class A	1,844,717
415,000		Grupo Carso SA de CV	1,251,619
25,200	[1]	Grupo Elektra SA de CV	1,110,798
850,000	[1]	Grupo Financiero Banorte SA de CV	2,937,574
285,000		Grupo Modelo SA de CV, Class C	1,494,287
179,000		Grupo Televisa SA, GDR	3,682,030
51,000	[1]	Industrias Penoles SA	1,188,347
1,300,000	[1]	Nuevo Grupo Mexico SA, Class B	3,054,152
103,000		Telefonos de Mexico, Class L, ADR	1,848,850
1,280,000		Wal-Mart de Mexico SAB de CV	5,263,033
		TOTAL	42,203,803
		Norway – 10.4%
365,000	[1]	Acergy SA	5,429,262
526,800		Den Norske Bank A/S	5,928,060
117,066	[1]	DnB NOR Bank ASA, Rights	340,350
145,800		Fred Olsen Energy ASA	5,643,063
120,200		Frontline Ltd.	3,327,494
1,941,600	[1]	Golden Ocean Group Ltd.	3,533,884
816,600		Norsk Hydro ASA	5,825,591
235,000		Orkla ASA	2,175,257
598,443		Statoil ASA	14,755,195
80,000	[1,2]	Subsea 7 Inc.	1,341,484
249,100	[1]	TGS Nopec Geophysical Co. ASA	4,096,317
58,400	[1]	Tandberg ASA	1,663,525
666,400		Telenor ASA	9,082,817
Annual Shareholder Report
15

Shares			Value in U.S. Dollars
221,500		Yara International ASA	9,537,966
		TOTAL	72,680,265
		South Korea – 9.9%
47,400	[1]	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	585,469
24,200		Han Wha	886,486
22,000		Hana Financial Holdings	637,512
44,000	[5]	Hanjin Shipping Co.	625,111
79,700		Hanwha Chemical	838,860
7,400		Hyundai Heavy	958,501
37,400		Hyundai Motor Co.	3,187,872
15,800		Inchon Iron & Steel	1,055,671
60,000		Industrial Bank of Korea	694,817
70,000	[1]	KB Financial Group, Inc.	3,511,705
187,900		KT Corp., ADR	3,121,019
32,000		Korea Electric Power Corp.	878,434
5,129		LG Chemical Ltd.	924,933
20,000		LG Corp.	1,094,560
66,400	[1]	LG Display Co. Ltd.	1,844,874
50,700		LG Electronics, Inc.	4,495,546
14,500		LG Engineering & Construction Co. Ltd.	1,360,610
8,500		LS Corporation	718,502
57,750		POSCO, ADR	6,883,800
58,000		Pusan Bank	636,568
16,000	[1]	SK Energy Co. Ltd.	1,498,444
13,600		SK Holdings Co., Ltd.	985,359
52,300		Samsung Electro-Mechanics Co.	4,187,124
24,950		Samsung Electronics Co.	15,461,337
6,900		Samsung Fire & Marine Insurance	1,203,551
48,000		Samsung Heavy Industries	946,082
38,600		Samsung SDI Co. Ltd.	4,204,010
55,000		Shinhan Financial Group Co. Ltd.	2,165,092
70,700		Woongjin Coway Co. Ltd.	2,321,705
74,000		Woori Finance Holdings Co. Ltd.	927,136
		TOTAL	68,840,690
Annual Shareholder Report
16

Shares			Value in U.S. Dollars
		Switzerland – 8.8%
192,600		ABB Ltd.	3,555,941
24,300	[1]	Actelion Ltd.	1,430,530
12,000	[1]	Baloise Holdings AG	1,005,826
105,977		Credit Suisse Group AG	5,538,774
55,300	[1]	Julius Baer Group Ltd.	1,836,513
27,900		Kuehne & Nagel International AG	2,707,227
265,819		Nestle S.A.	12,574,595
55,000	[1]	Nobel Biocare Holding AG	1,642,245
152,580		Novartis AG	8,472,240
53,662		Roche Holding AG	8,782,618
7,600		Sonova Holding AG	906,114
5,300		Swatch Group AG, Class B	1,343,789
11,500		Syngenta AG	3,055,264
11,000		Synthes, Inc.	1,447,885
286,300		UBS AG	4,492,047
11,400		Zurich Financial Services AG	2,472,577
		TOTAL	61,264,185
		TOTAL COMMON STOCKS (IDENTIFIED COST $547,376,275)	657,436,795
		Warrant – 0.0%
107,000	[1]	Mediobanca Spa, Warrants (IDENTIFIED COST $0)	14,664
		Exchange-Traded Funds – 3.0%
8,674,450		iShares FTSE/Xinhua A50 China Index ETF (iShares Asia Trust)	16,396,978
95,785		iShares MSCI Chile Investable Market Index Fund	4,923,349
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $17,150,703)	21,320,327
		Mutual Fund – 5.1%
35,499,520	[6,7,8]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	35,499,520
		TOTAL INVESTMENTS — 102.4% (IDENTIFIED COST $600,026,498)[9]	714,271,306
		OTHER ASSETS AND LIABILITIES - NET — (2.4)%[10]	(16,952,151)
		TOTAL NET ASSETS — 100%	$697,319,155

At November 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Annual Shareholder Report
17

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/1/2009	2,115,050 Euro	4,750,192 Turkish Lira	$67,296
12/02/2009	1,368,213 Euro	3,090,383 Turkish Lira	$32,072
1/11/2010	32,278,000 Australian Dollar	$25,721,047	$3,726,956
Contracts Sold:
1/11/2010	16,100,000 Australian Dollar	$14,367,640	$(320,781)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$3,505,543

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, this restricted security amounted to $2,849,388, which represented 0.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, this liquid restricted security amounted to $2,849,388, which represented 0.4% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $605,019,859.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report
18

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$134,399,594	$520,527,143	$2,510,058	$657,436,795
Warrant	—	14,664	—	14,664
Exchange-Traded Funds	4,923,349	16,396,978	—	21,320,327
Mutual Fund	35,499,520	—	—	35,499,520
TOTAL SECURITIES	$174,822,463	$536,938,785	$2,510,058	$714,271,306
*OTHER FINANCIAL INSTRUMENTS	$99,368	$3,406,175	$ —	$3,505,543
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments inEquity Securities
Balance as of December 1, 2008	$ —
Change in unrealized appreciation (depreciation)	420,522
Net purchases (sales)	2,089,536
Balance as of November 30, 2009	$2,510,058
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at November 30, 2009.	$420,522

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
19

Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $28,241,015 of securities loaned and $35,499,520 of investments in an affiliated issuer (Note 5) (identified cost $600,026,498)		$714,271,306
Cash		182
Cash denominated in foreign currencies (identified cost $2,289,615)		2,299,456
Income receivable		1,255,476
Receivable for investments sold		6,926,664
Receivable for shares sold		3,744,258
Receivable for foreign exchange contracts		3,826,324
Other assets		28,058
TOTAL ASSETS		732,351,724
Liabilities:
Payable for investments purchased	$3,966,884
Payable for shares redeemed	866,068
Payable for foreign exchange contracts	320,781
Payable for collateral due to broker for securities lending	29,389,021
Payable for Directors'/Trustees' fees	4,660
Payable for distribution services fee (Note 5)	58,410
Payable for shareholder services fee (Note 5)	111,045
Accrued expenses	315,700
TOTAL LIABILITIES		35,032,569
Net assets for 16,089,918 shares outstanding		$697,319,155
Net Assets Consist of:
Paid-in capital		$1,010,362,912
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		117,668,935
Accumulated net realized loss on investments and foreign currency transactions		(437,738,576)
Undistributed net investment income		7,025,884
TOTAL NET ASSETS		$697,319,155
Annual Shareholder Report
20

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($467,911,620 ÷ 10,789,953 shares outstanding), no par value, unlimited shares authorized	$43.37
Offering price per share (100/94.50 of $43.37)	$45.89
Redemption proceeds per share (98.00/100 of $43.37)	$42.50
Class B Shares:
Net asset value per share ($20,886,387 ÷ 483,643 shares outstanding), no par value, unlimited shares authorized	$43.19
Offering price per share	$43.19
Redemption proceeds per share (92.50/100 of $43.19)	$39.95
Class C Shares:
Net asset value per share ($69,581,970 ÷ 1,614,683 shares outstanding), no par value, unlimited shares authorized	$43.09
Offering price per share	$43.09
Redemption proceeds per share (97.00/100 of $43.09)	$41.80
Institutional Shares:
Net asset value per share ($133,676,899 ÷ 3,078,996 shares outstanding), no par value, unlimited shares authorized	$43.42
Offering price per share	$43.42
Redemption proceeds per share (98.00/100 of $43.42)	$42.55
Class K Shares:
Net asset value per share ($5,262,279 ÷ 122,643 shares outstanding), no par value, unlimited shares authorized	$42.91
Offering price per share	$42.91
Redemption proceeds per share (98.00/100 of $42.91)	$42.05

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
21

Statement of Operations

Year Ended November 30, 2009

Investment Income:
Dividends (including $95,151 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,709,076)		$13,811,105
Interest (including income on securities loaned of $1,115,319)		1,115,720
TOTAL INCOME		14,926,825
Expenses:
Investment adviser fee (Note 5)	$5,504,147
Administrative personnel and services fee (Note 5)	427,123
Custodian fees	320,274
Transfer and dividend disbursing agent fees and expenses — Class A Shares	681,471
Transfer and dividend disbursing agent fees and expenses — Class B Shares	51,340
Transfer and dividend disbursing agent fees and expenses — Class C Shares	110,295
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	96,783
Transfer and dividend disbursing agent fees and expenses — Class K Shares	6,445
Directors'/Trustees' fees	6,007
Auditing fees	24,500
Legal fees	3,384
Portfolio accounting fees	65,560
Distribution services fee — Class B Shares (Note 5)	133,251
Distribution services fee — Class C Shares (Note 5)	457,335
Distribution services fee — Class K Shares (Note 5)	9,911
Shareholder services fee — Class A Shares (Note 5)	894,710
Shareholder services fee — Class B Shares (Note 5)	44,417
Shareholder services fee — Class C Shares (Note 5)	152,262
Account administration fee — Class A Shares	20,358
Account administration fee — Class C Shares	183
Share registration costs	86,119
Printing and postage	108,816
Insurance premiums	6,422
Miscellaneous	12,486
TOTAL EXPENSES	9,223,599
Annual Shareholder Report
22

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(572,314)
Waiver of administrative personnel and services fee	(8,257)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(67,738)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(14,344)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,015)
TOTAL WAIVERS AND REIMBURSEMENTS		$(668,668)
Net expenses			$8,554,931
Net investment income			6,371,894
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(238,064,230)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			436,414,780
Net realized and unrealized gain on investments and foreign currency transactions			198,350,550
Change in net assets resulting from operations			$204,722,444

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
23

Statement of Changes in Net Assets

Year Ended November 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,371,894	$21,358,726
Net realized loss on investments and foreign currency transactions	(238,064,230)	(189,751,662)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	436,414,780	(421,982,722)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	204,722,444	(590,375,658)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,080,579)	(3,701,166)
Class B Shares	(792,905)	(80,443)
Class C Shares	(2,864,185)	(226,848)
Institutional Shares	(5,632,429)	(292,158)
Class K Shares	(14,097)	(164)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(18,706,692)
Class B Shares	—	(474,412)
Class C Shares	—	(1,284,669)
Institutional Shares	—	(1,301,122)
Class K Shares	—	(984)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,384,195)	(26,068,658)
Share Transactions:
Proceeds from sale of shares	204,726,052	716,742,169
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	162,229,186
Net asset value of shares issued to shareholders in payment of distributions declared	22,454,486	22,384,808
Cost of shares redeemed	(249,504,020)	(330,206,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,323,482)	571,149,539
Redemption Fees	31,055	83,901
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	325,322	—
Change in net assets	152,371,144	(45,210,876)
Net Assets:
Beginning of period	544,948,011	590,158,887
End of period (including undistributed net investment income of $7,025,884 and $18,732,427, respectively)	$697,319,155	$544,948,011

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$761,476,156
1	Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$28,241,015	$29,389,021
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$3,826,324	Payable for foreign exchange contracts	$320,781

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$550,956
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(8,586,947)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,820,782	$139,658,423	7,427,045	$430,063,821
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	1,892,702	109,171,066
Shares issued to shareholders in payment of distributions declared	580,687	18,506,501	303,544	20,003,546
Shares redeemed	(5,719,151)	(184,148,240)	(4,908,680)	(237,550,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,317,682)	$(25,983,316)	4,714,611	$321,687,686
Year Ended November 30	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	78,149	$2,806,300	328,932	$19,496,392
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	281,322	16,199,198
Shares issued to shareholders in payment of distributions declared	21,519	687,748	7,140	469,898
Shares redeemed	(169,805)	(5,678,959)	(224,575)	(11,644,527)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(70,137)	$(2,184,911)	392,819	$24,520,961
Year Ended November 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	461,611	$15,710,774	1,422,380	$83,483,147
Shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	—	—	640,468	36,858,922
Shares issued to shareholders in payment of distributions declared	71,040	2,265,479	16,332	1,074,452
Shares redeemed	(815,500)	(27,278,265)	(607,899)	(29,661,822)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(282,849)	$(9,302,012)	1,471,281	$91,754,699
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Year Ended November 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,319,466	$42,320,293	3,273,487	$183,352,416
Shares issued to shareholders in payment of distributions declared	30,829	980,660	12,687	835,966
Shares redeemed	(970,979)	(32,079,867)	(999,537)	(51,319,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	379,316	$11,221,086	2,286,637	$132,868,747
Year Ended November 30	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	123,127	$4,230,262	7,581	$346,393
Shares issued to shareholders in payment of distributions declared	445	14,098	15	946
Shares redeemed	(8,269)	(318,689)	(575)	(29,893)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	115,303	$3,925,671	7,021	$317,446
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,176,049)	$(22,323,482)	8,872,369	$571,149,539

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $20,856, $1,014, $3,486, $5,641 and $58, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $60,321, $2,801, $8,688, $12,079 and $12, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, gains on investments in passive foreign investment companies and reclassification for regulatory settlement proceeds.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

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Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$112,657	$12,305,758	$(12,418,415)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$30,384,195	$8,060,864
Long-term capital gains	$ —	$18,007,794
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$15,425,420
Net unrealized appreciation	$109,269,399
Capital loss carryforwards	$(437,738,576)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At November 30, 2009, the cost of investments for federal tax purposes was $605,019,859. The net unrealized appreciation/depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $109,251,447. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,266,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,014,566.

At November 30, 2009, the Fund had a capital loss carryforward of $437,738,576 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$187,255,931
2017	$250,482,645

Capital loss carryforwards of $873,303 expired during the year ended November 30, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Prior to August 25, 2009, the Adviser was obligated to waive all or a portion of the advisory fee (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's Class A Shares aggregate annual operating expenses to no more than 1.70% based on average daily net assets.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, the Adviser waived $515,364 of its fee. In addition, for the year ended November 30, 2009, an affiliate of the Adviser reimbursed $88,097 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,257 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $107,007 of fees paid by the Fund. For the year ended November 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $22,531 in sales charges from the sale of Class A Shares. FSC also retained $93 of CDSC relating to redemptions of Class A Shares and $2,949 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $17,584 of Service Fees for the year ended November 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

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Interfund Transactions

During the year ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,386,732 and $0, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.20% and 1.93%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective prospectus. For Class A Shares, Class B Shares, Class C Shares and Class K Shares, this expense limitation excludes any applicable acquired fund fees and expenses. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $56,950. Transactions with the affiliated company during the year ended November 30, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	70,656,316	567,830,699	602,987,495	35,499,520	$35,499,520	$95,151
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$649,443,732
Sales	$666,027,222

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $325,322 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Annual Shareholder Report
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Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2009, 96.72% of total ordinary dividends paid distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended November 30, 2009, the Fund derived $18,083,411 of gross income from foreign sources and paid foreign taxes of $1,688,663.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERCONTINENTAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated InterContinental Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to January 1, 2007, were audited by other independent registered public accountants whose report thereon dated February 26, 2007, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated InterContinental Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 39 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract  - May 2009

Federated InterContinental Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
46

with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one -year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
47

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172461

37869 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Strategic Value Fund

Established 2008

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2009	PeriodEnded 11/30/2008 [1]
Net Asset Value, Beginning of Period	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.08[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.17)	(0.02)
Redemption Fees	0.00[3]	—
Net Asset Value, End of Period	$3.64	$3.05
Total Return[4]	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	0.99%	0.46%[5]
Net investment income	2.38%	3.96%[5]
Expense waiver/reimbursement[6]	9.84%	52.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,083	$11
Portfolio turnover	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2009	PeriodEnded 11/30/2008 [1]
Net Asset Value, Beginning of Period	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.09[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.14)	(0.02)
Redemption Fees	0.00[3]	—
Net Asset Value, End of Period	$3.63	$3.05
Total Return[4]	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.75%	1.23%[5]
Net investment income	2.82%	3.29%[5]
Expense waiver/reimbursement[6]	10.38%	52.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,241	$0[7]
Portfolio turnover	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,153.50	$5.45
Class C Shares	$1,000	$1,147.20	$9.42
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	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$5.11
Class C Shares	$1,000	$1,016.29	$8.85
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:
Class A Shares	1.01%
Class C Shares	1.75%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2009, was 25.86% for Class A Shares and 24.33% for Class C Shares. The total return of the MSCI EAFE High Dividend Yield Index (MSCI HDY)1 was 45.25% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

The following discussion will focus on the performance of the Fund's
Class A Shares.

Market Overview

The reporting period ended November 30, 2009, was a challenging environment for an international equity income strategy as it marked the bottom of the longest global recession in the post World War II era followed by a low-quality, post-recession rally. Early in the year, international stock markets were buffeted by multiple head winds as almost every major indicator trended downward, from retail sales and industrial production to record lows for home prices.2 On the employment front, international jobless rates hit 26-year highs, fueled by the worst job losses in decades. Attempting to stem further declines were the trillions of dollars in financial stimulus and global government intervention into numerous failing financial institutions. Despite unknown and potentially negative long-term implications, these moves provided near-term support to economic activity and brought some hints of recovery.

1	The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. MSCI EAFE performance data is calculated in U.S. dollars and in local currency. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative 5-Year DPS growth rate are eligible for inclusion in the MSCI HDY. Investments cannot be made directly in an index.
2	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
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As a result of these efforts, global markets recovered sharply starting in March 2009 and continued throughout the year, despite lingering concerns about the strength and timing of a recovery. The reality is that, despite the stock market rally, the global economy still faces anemic growth, high levels of underemployment, de-leveraging financial systems and weak housing markets.

Fund Performance

Performance during the reporting period was dominated by investor preferences, expressed in the bounce off the market bottom in early March 2009, for features contrary to the Fund's style, including high beta, small capitalizations, low-yield and the lowest-quality stocks. Highest returns in the broad international market were focused in sectors that provide little to no dividend opportunity, including Materials, Financials, Consumer Discretionary and Industrials.

From a sector perspective, the leading contributor to underperformance was an underweight position in Financials, a sector that outperformed the overall index return by 24.34%. Since the financial crisis, little opportunity has existed in this space to meet the dividend yield and dividend growth objectives of the Fund. The Fund also lagged the benchmark due to stock selection in Consumer Discretionary and Consumer Staples.

From a country perspective, the leading contributor to weak performance relative to the index was the Fund's underweight position and stock selection within Australia. While this sector posted a 98.16% return for the period, the Fund holdings returned a lower 61.64%. The Fund was further penalized by an underweight position in Spain, a country that outperformed the broad index, and negative stock selection within Japan. Japanese pharmaceutical stocks, Showa Shell and Eisai, posted 17.23% and 12.33% returns, importantly below the benchmark's Japanese holding, Nissan Motor, which advanced 79.73% in the period.

The Fund benefited from an underweight position in Energy, a sector that lagged the overall index by 22.62%. Stock selection within the group was positive with companies such as Statoil ASA and Repsol advancing 71.33% and 17.77% each. The Fund also benefited from an important overweight position in Consumer Staples, a sector that outperformed in the index.

The Fund also did well investing in Brazil, a country not represented in the benchmark. The Fund's holdings advanced 83.20%, outpacing the overall benchmark by 36.64%. Fund holdings that did particularly well included Cia Souza Cruz and Companhia De Bebidas, both Consumer Staples stocks, posting returns of 81.42% and 50.95%, respectively. The Fund also had positive stock selection in Mexico.

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GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated International Strategic Value Fund (Class A Shares) (the “Fund”) from June 4, 2008 (start of performance) to November 30, 2009, compared to the MSCI EAFE High Dividend Yield Index (MSCI HDY)2 and the Morningstar Foreign Large Value Funds Category Average (MFLVFCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	18.84%
Start of Performance (6/4/2008)	-19.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI HDY and the MFLVFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The MSCI HDY and the MFLVFCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. MSCI EAFE performance data is calculated in U.S. dollars and in local currency. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative, five-year DPS growth rate are eligible for inclusion in the MSCI HDY. The MFLVFCA includes foreign large-value portfolios that invest mainly in big international stocks that are less expensive or growing more slowly than other largecap stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Value is defined based on low valuations (low-price ratios and high-dividend yields) and slow growth (low growth rates for earnings, sales, book value and cash flow). These portfolios typically will have less than 20% of assets invested in U.S. stocks. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated International Strategic Value Fund (Class C Shares) (the “Fund”) from June 4, 2008 (start of performance) to November 30, 2009, compared to the MSCI EAFE High Dividend Yield Index (MSCI HDY)2 and the Morningstar Foreign Large Value Funds Category Average (MFLVFCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2009
1 Year	23.33%
Start of Performance (6/4/2008)	-16.69%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI HDY and the MFLVFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The MSCI HDY and the MFLVFCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), an unmanaged market capitalizationweighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. MSCI EAFE performance data is calculated in U.S. dollars and in local currency. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative, five-year DPS growth rate are eligible for inclusion in the MSCI HDY. The MFLVFCA includes foreign large-value portfolios that invest mainly in big international stocks that are less expensive or growing more slowly than other large-cap stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Value is defined based on low valuations (low-price ratios and high-dividend yields) and slow growth (low growth rates for earnings, sales, book value and cash flow). These portfolios typically will have less than 20% of assets invested in U.S. stocks. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	28.6%
France	12.6%
Germany	9.1%
Australia	8.3%
Spain	5.2%
Italy	4.5%
Netherlands	4.1%
Canada	3.7%
Switzerland	3.4%
Norway	3.2%
Belgium	2.6%
Brazil	2.6%
Japan	2.5%
Mexico	2.5%
Taiwan	1.6%
Singapore	1.3%
Greece	1.2%
Portugal	0.9%
Finland	0.6%
Austria	0.5%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities — Net[3]	(1.1)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2009, the Fund's sector classification composition4 was as follows:

Sector Classification	Percentage of Total Net Assets
Telecommunication Services	20.1%
Utilities	18.7%
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Sector Classification	Percentage of Total Net Assets
Consumer Staples	16.3%
Energy	16.2%
Health Care	11.6%
Financials	7.5%
Consumer Discretionary	7.4%
Information Technology	1.2%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities — Net[3]	(1.1)%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

November 30, 2009

Shares			Value in U.S. Dollars
		Common Stocks – 99.0%
		Banks – 1.5%
3,000		Banco Santander, SA	51,774
2,200		Bank of Montreal	112,043
		TOTAL	163,817
		Consumer Services – 1.2%
5,453		Greek Organization of Football Prognostics	130,627
		Energy – 16.2%
31,389		BP PLC	298,299
13,100		ENI SpA	324,957
8,880		Repsol YPF SA	245,372
9,783	[1]	Royal Dutch Shell PLC, Class A	290,123
14,305		Statoil ASA	352,704
4,127		Total SA	255,695
		TOTAL	1,767,150
		Food, Beverage & Tobacco – 13.8%
8,615		British American Tobacco PLC	262,322
11,010		Coca-Cola Amatil Ltd.	106,816
11,011		Diageo PLC	185,895
50,485		Foster's Group Ltd.	259,690
6,455		Imperial Tobacco Group PLC	188,025
4,450		Nestle SA	210,508
3,505		Souza Cruz SA	120,793
6,049		Unilever PLC	177,998
		TOTAL	1,512,047
		Health Care Equipment & Services – 1.1%
9,160		Sonic Healthcare Ltd.	118,783
		Household & Personal Products – 2.5%
64,245	[1]	Kimberly-Clark de Mexico	269,674
		Insurance – 6.0%
1,175		Muenchener Rueckversicherungs-Gesellschaft AG	184,029
9,050		QBE Insurance Group Ltd.	184,102
112,500		Royal & Sun Alliance Insurance Group PLC	216,445
2,872		Sampo Oyj, Class A	68,487
		TOTAL	653,063
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Shares			Value in U.S. Dollars
		Media – 6.2%
7,611		Pearson PLC	103,855
12,166		Vivendi SA	352,394
10,038		Wolters Kluwer NV	219,619
		TOTAL	675,868
		Pharmaceuticals, Biotechnology & Life Sciences – 10.5%
5,627		AstraZeneca PLC	251,625
5,300		Daiichi Sankyo Co. Ltd.	103,846
1,700		Eisai Co. Ltd.	62,174
5,943		GlaxoSmithKline PLC	123,079
2,880		Novartis AG	159,916
2,300		Ono Pharmaceutical Co. Ltd.	105,705
4,553		Sanofi-Aventis	344,285
		TOTAL	1,150,630
		Technology Hardware & Equipment – 1.2%
1,485		Neopost SA	130,198
		Telecommunication Services – 20.1%
5,048		Belgacom	191,733
99,000		Chunghwa Telecom Co. Ltd.	177,268
19,602		Deutsche Telekom AG, Class REG	290,638
12,742		Koninklijke KPN NV	226,942
1,375		Mobistar SA	96,581
7,975		Portugal Telecom SGPS SA	96,652
64,385		Singapore Telecom Ltd.	136,540
9,700		TELUS Corp.	294,107
9,435		Telefonica SA	271,674
3,150		Telekom Austria AG	54,798
77,415		Telstra Corp. Ltd.	241,782
51,625		Vodafone Group PLC	116,738
		TOTAL	2,195,453
		Utilities – 18.7%
84,875	[1]	A2A SpA	165,980
8,630		CPFL Energia SA	157,803
5,208		E.On AG	207,096
7,061	[1]	GDF Suez	295,078
36,667		National Grid PLC	399,917
3,411		RWE AG	314,133
16,100		Scottish & Southern Energy PLC	296,346
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Shares			Value in U.S. Dollars
26,370		United Utilities Group PLC	207,261
		TOTAL	2,043,614
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,700,671)	10,810,924
		Mutual Fund – 2.1%
225,244	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	225,244
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $9,925,915)[4]	11,036,168
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[5]	(119,763)
		TOTAL NET ASSETS — 100%	$10,916,405

At November 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
12/1/2009	60,571 Australian Dollar	$54,986	$490
12/1/2009	48,372 Australian Dollar	$43,913	$392
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$882

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$954,419	$9,856,505	$ —	$10,810,924
Mutual Fund	225,244	—	—	225,244
TOTAL SECURITIES	$1,179,663	$9,856,505	$ —	$11,036,168
OTHER FINANCIAL INSTRUMENTS*	$882	$ —	$ —	$882
*	Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $225,244 of investments in an affiliated issuer (Note 5) (identified cost $9,925,915)		$11,036,168
Cash denominated in foreign currencies (identified cost $8,416)		8,464
Income receivable		28,766
Receivable for shares sold		17,958
Receivable for foreign exchange contracts		882
TOTAL ASSETS		11,092,238
Liabilities:
Payable for investments purchased	$99,781
Payable for administrative personnel and services fee (Note 5)	15,214
Payable for custodian fees	4,846
Payable for transfer and dividend disbursing agent fees and expenses	7,795
Payable for Directors'/Trustees' fees	247
Payable for auditing fees	28,000
Payable for portfolio accounting fees	9,431
Payable for distribution services fee (Note 5)	767
Payable for shareholder services fee (Note 5)	235
Payable for insurance premiums	4,342
Accrued expenses	5,175
TOTAL LIABILITIES		175,833
Net assets for 2,997,004 shares outstanding		$10,916,405
Net Assets Consist of:
Paid-in capital		$9,800,921
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,112,304
Accumulated net realized loss on investments and foreign currency transactions		(44,731)
Undistributed net investment income		47,911
TOTAL NET ASSETS		$10,916,405
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,083,417 ÷ 297,799 shares outstanding), no par value, unlimited shares authorized	$3.64
Offering price per share (100/94.50 of $3.64)	$3.85
Redemption proceeds per share (98.00/100 of $3.64)	$3.57
Class C Shares:
Net asset value per share ($1,241,434 ÷ 341,766 shares outstanding), no par value, unlimited shares authorized	$3.63
Offering price per share	$3.63
Redemption proceeds per share (97.00/100 of $3.63)	$3.52
Institutional Shares:
Net asset value per share ($8,591,554 ÷ 2,357,439 shares outstanding), no par value, unlimited shares authorized	$3.64
Offering price per share	$3.64
Redemption proceeds per share (98.00/100 of $3.64)	$3.57

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended November 30, 2009

Investment Income:
Dividends (including $1,173 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $19,091)			$218,750
Expenses:
Investment adviser fee (Note 5)		$34,542
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		28,043
Transfer and dividend disbursing agent fees and expenses		44,869
Directors'/Trustees' fees		1,005
Auditing fees		28,000
Legal fees		7,829
Portfolio accounting fees		72,068
Distribution services fee-Class C Shares (Note 5)		4,304
Shareholder services fee-Class A Shares (Note 5)		713
Shareholder services fee-Class C Shares (Note 5)		1,435
Share registration costs		42,213
Printing and postage		28,000
Insurance premiums		4,342
Miscellaneous		2,516
TOTAL EXPENSES		529,879
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(34,542)
Waiver of administrative personnel and services fee	(44,955)
Reimbursement of other operating expenses	(409,871)
TOTAL WAIVERS AND REIMBURSEMENTS		(489,368)
Net expenses			40,511
Net investment income			178,239
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			76,576
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,384,767
Net realized and unrealized gain on investments and foreign currency transactions			1,461,343
Change in net assets resulting from operations			$1,639,582

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Year Ended 11/30/2009	Period Ended 11/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$178,239	$19,539
Net realized gain (loss) on investments and foreign currency transactions	76,576	(147,962)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,384,767	(272,463)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,639,582	(400,886)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,101)	(11)
Class C Shares	(14,482)	(1)
Institutional Shares	(97,130)	(3,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(119,713)	(3,499)
Share Transactions:
Proceeds from sale of shares	8,659,040	1,208,219
Net asset value of shares issued to shareholders in payment of distributions declared	85,984	18
Cost of shares redeemed	(142,223)	(10,806)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,602,801	1,197,431
Redemption Fees	689	—
Change in net assets	10,123,359	793,046
Net Assets:
Beginning of period	793,046	—
End of period (including undistributed net investment income of $47,911 and $21,701, respectively)	$10,916,405	$793,046
1	For the period from June 4, 2008 (date of initial investment) to November 30, 2008.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversifed portfolios. The financial statements included herein are only those of Federated International Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid semi-annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$882	—	$ —

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$405
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$882

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	315,677	$1,083,361	3,720	$13,583
Shares issued to shareholders in payment of distributions declared	2,595	8,098	2	11
Shares redeemed	(24,195)	(81,799)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	294,077	$1,009,660	3,722	$13,594
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	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	347,362	$1,103,148	20	$100
Shares issued to shareholders in payment of distributions declared	4,597	14,479	—	—
Shares redeemed	(10,213)	(34,431)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	341,746	$1,083,196	20	$100
	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,088,603	$6,472,531	259,778	$1,194,536
Shares issued to shareholders in payment of distributions declared	20,201	63,407	1	7
Shares redeemed	(7,575)	(25,993)	(3,569)	(10,806)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,101,229	$6,509,945	256,210	$1,183,737
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,737,052	$8,602,801	259,952	$1,197,431
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2009, the redemption fees for the Fund's Class A Shares, Class C Shares and Institutional Shares amounted to $45, $83 and $561, respectively. For the period ended November 30, 2008, the Fund's Class A Shares, Class C Shares and Institutional Shares did not have any redemption fees.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

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Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(32,316)	$32,316

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2009 and for the period ended November 30, 2008, was as follows:

	2009	2008
Ordinary income	$119,713	$3,499

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$47,911
Net unrealized appreciation	$1,112,304
Capital loss carryforwards	$(44,731)

At November 30, 2009, the cost of investments for federal tax purposes was $9,925,915. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,110,253. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,190,379 and net unrealized depreciation from investments for those securities having an excess of cost over value of $80,126.

At November 30, 2009, the Fund had a capital loss carryforward of $44,731 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

The Fund used capital loss carryforwards of $108,892 to offset taxable capital gains realized during the year ended November 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $34,345 of its fee and voluntarily reimbursed $409,871 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FAS waived $44,955 of its fee. The net fee paid to FAS was 4.018% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $4,249 of fees paid by the Fund. For the year ended November 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $2,068 in sales charges from the sale of Class A Shares. FSC also retained $344 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $197. Transactions with the affiliated company during the year ended November 30, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	76,615	7,226,383	7,077,754	225,244	$225,244	$1,173

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$9,938,608
Sales	$1,387,857

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2009, the diversification of countries was as follows:

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Country	Percentage of Net Assets
United Kingdom	28.6%
France	12.6%
Germany	9.1%
Australia	8.3%
Spain	5.2%
Italy	4.5%
Netherlands	4.1%
Canada	3.7%
Switzerland	3.4%
Norway	3.2%
Belgium	2.6%
Brazil	2.6%
Japan	2.5%
Mexico	2.5%
Taiwan	1.6%
Singapore	1.3%
Greece	1.2%
Portugal	0.9%
Finland	0.6%
Austria	0.5%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2009, 95.1% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended November 30, 2009, the Fund derived $205,525 of gross income from foreign sources and paid foreign taxes of $18,969.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERNATIONAL STRATEGIC VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated International Strategic Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Strategic Value Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 10 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2009

Federated International Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of Annual Shareholder Report
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their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

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The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the contract[s] on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the Annual Shareholder Report
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information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements. Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172388
Cusip 314172370

39834 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Strategic Value Fund

Established 2008

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

November 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2009	Period Ended 11/30/2008 [1]
Net Asset Value, Beginning of Period	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.11[2]	0.09[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.17)	(0.02)
Redemption Fees	0.00[3]	—
Net Asset Value, End of Period	$3.64	$3.05
Total Return[4]	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.74%	0.18%[5]
Net investment income	3.28%	4.55%[5]
Expense waiver/reimbursement[6]	10.72%	52.61%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,592	$782
Portfolio turnover	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,150.70	$4.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.31	$3.80
1	Expenses are equal to the Fund's annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's Institutional Shares total return, based on net asset value, for the reporting period ended November 30, 2009, was 25.97%. The total return of the MSCI EAFE High Dividend Yield Index (MSCI HDY)1 was 45.25% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

Market Overview

The reporting period ended November 30, 2009 was a challenging environment for an international equity income strategy as it marked the bottom of the longest global recession in the post World War II era followed by a low-quality, post-recession rally. Early in the year, international stock markets were buffeted by multiple head winds as almost every major indicator trended downward, from retail sales and industrial production to record lows for home prices.2 On the employment front, international jobless rates hit 26-year highs, fueled by the worst job losses in decades. Attempting to stem further declines were the trillions of dollars in financial stimulus and global government intervention into numerous failing financial institutions. Despite unknown and potentially negative long-term implications, these moves provided near term support to economic activity and brought some hints of recovery.

As a result of these efforts, global markets recovered sharply starting in March 2009 and continued throughout the year, despite lingering concerns about the strength and timing of a recovery. The reality is that, despite the stock market rally, the global economy still faces anemic growth, high levels of underemployment, de-leveraging financial systems and weak housing markets.

1	The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. MSCI EAFE performance data is calculated in U.S. dollars and in local currency. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative 5-Year DPS growth rate are eligible for inclusion in the MSCI HDY. Investments cannot be made directly in an index.
2	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
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Fund Performance

Performance during the reporting period was dominated by investor preferences, expressed in the bounce off the market bottom in early March 2009, for features contrary to the fund's style, including high beta, small capitalizations, low yield and the lowest quality stocks. Highest returns in the broad international market were focused in sectors that provide little to no dividend opportunity, including Materials, Financials, Consumer Discretionary and Industrials.

From a sector perspective, the leading contributor to underperformance was an underweight position in Financials, a sector that outperformed the overall index return by 24.34%. Since the financial crisis, little opportunity has existed in this space to meet the dividend yield and dividend growth objectives of the fund. The fund also lagged the benchmark due to stock selection in Consumer Discretionary and Consumer Staples.

From a country perspective, the leading contributor to weak performance relative to the index was the fund's underweight position and stock selection within Australia. While this sector posted a 98.16% return for the period, the fund holdings returned a lower 61.64%. The fund was further penalized by an underweight position in Spain, a country that outperformed the broad index, and negative stock selection within Japan. Japanese pharmaceutical stocks, Showa Shell and Eisai, posted 17.23% and 12.33% returns, importantly below the benchmark's Japanese holding, Nissan Motor, which advanced 79.73% in the period.

The fund benefited from an underweight position in Energy, a sector that lagged the overall index by 22.62%. Stock selection within the group was positive with companies such as Statoil ASA and Repsol advancing 71.33% and 17.77% each. The fund also benefited from an important overweight position in Consumer Staples, a sector that outperformed in the index.

The fund also did well investing in Brazil, a country not represented in the benchmark. The fund's holdings advanced 83.20%, outpacing the overall benchmark by 36.64%. Fund holdings that did particularly well included Cia Souza Cruz and Companhia De Bebidas, both Consumer Staples stocks, posting returns of 81.42% and 50.95%, respectively. The fund also had positive stock selection in Mexico.

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GROWTH OF A $10,000 INVESTMENT  -  INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated International Strategic Value Fund (Institutional Shares) (the “Fund”) from June 4, 2008 (start of performance) to November 30, 2009, compared to the MSCI EAFE High Dividend Yield Index (MSCI HDY)2 and the Morningstar Foreign Large Value Funds Category Average (MFLVFCA).2

Average Annual Total Returns for the Period Ended 11/30/2009
1 Year	25.97%
Start of Performance (6/4/2008)	-15.96%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI HDY and the MFLVFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The MSCI HDY and the MFLVFCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. MSCI EAFE performance data is calculated in U.S. dollars and in local currency. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative, five-year DPS growth rate are eligible for inclusion in the MSCI HDY. The MFLVFCA includes foreign large-value portfolios that invest mainly in big international stocks that are less expensive or growing more slowly than other large-cap stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Value is defined based on low valuations (low-price ratios and high-dividend yields) and slow growth (low growth rates for earnings, sales, book value and cash flow). These portfolios typically will have less than 20% of assets invested in U.S. stocks. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
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Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	28.6%
France	12.6%
Germany	9.1%
Australia	8.3%
Spain	5.2%
Italy	4.5%
Netherlands	4.1%
Canada	3.7%
Switzerland	3.4%
Norway	3.2%
Belgium	2.6%
Brazil	2.6%
Japan	2.5%
Mexico	2.5%
Taiwan	1.6%
Singapore	1.3%
Greece	1.2%
Portugal	0.9%
Finland	0.6%
Austria	0.5%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities — Net[3]	(1.1)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2009, the Fund's sector classification composition4 was as follows:

Sector Classification	Percentage of Total Net Assets
Telecommunication Services	20.1%
Utilities	18.7%
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Sector Classification	Percentage of Total Net Assets
Consumer Staples	16.3%
Energy	16.2%
Health Care	11.6%
Financials	7.5%
Consumer Discretionary	7.4%
Information Technology	1.2%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities — Net[3]	(1.1)%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

November 30, 2009

Shares			Value in U.S. Dollars
		Common Stocks – 99.0%
		Banks – 1.5%
3,000		Banco Santander, SA	51,774
2,200		Bank of Montreal	112,043
		TOTAL	163,817
		Consumer Services – 1.2%
5,453		Greek Organization of Football Prognostics	130,627
		Energy – 16.2%
31,389		BP PLC	298,299
13,100		ENI SpA	324,957
8,880		Repsol YPF SA	245,372
9,783	[1]	Royal Dutch Shell PLC, Class A	290,123
14,305		Statoil ASA	352,704
4,127		Total SA	255,695
		TOTAL	1,767,150
		Food, Beverage & Tobacco – 13.8%
8,615		British American Tobacco PLC	262,322
11,010		Coca-Cola Amatil Ltd.	106,816
11,011		Diageo PLC	185,895
50,485		Foster's Group Ltd.	259,690
6,455		Imperial Tobacco Group PLC	188,025
4,450		Nestle SA	210,508
3,505		Souza Cruz SA	120,793
6,049		Unilever PLC	177,998
		TOTAL	1,512,047
		Health Care Equipment & Services – 1.1%
9,160		Sonic Healthcare Ltd.	118,783
		Household & Personal Products – 2.5%
64,245	[1]	Kimberly-Clark de Mexico	269,674
		Insurance – 6.0%
1,175		Muenchener Rueckversicherungs-Gesellschaft AG	184,029
9,050		QBE Insurance Group Ltd.	184,102
112,500		Royal & Sun Alliance Insurance Group PLC	216,445
2,872		Sampo Oyj, Class A	68,487
		TOTAL	653,063
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Shares			Value in U.S. Dollars
		Media – 6.2%
7,611		Pearson PLC	103,855
12,166		Vivendi SA	352,394
10,038		Wolters Kluwer NV	219,619
		TOTAL	675,868
		Pharmaceuticals, Biotechnology & Life Sciences – 10.5%
5,627		AstraZeneca PLC	251,625
5,300		Daiichi Sankyo Co. Ltd.	103,846
1,700		Eisai Co. Ltd.	62,174
5,943		GlaxoSmithKline PLC	123,079
2,880		Novartis AG	159,916
2,300		Ono Pharmaceutical Co. Ltd.	105,705
4,553		Sanofi-Aventis	344,285
		TOTAL	1,150,630
		Technology Hardware & Equipment – 1.2%
1,485		Neopost SA	130,198
		Telecommunication Services – 20.1%
5,048		Belgacom	191,733
99,000		Chunghwa Telecom Co. Ltd.	177,268
19,602		Deutsche Telekom AG, Class REG	290,638
12,742		Koninklijke KPN NV	226,942
1,375		Mobistar SA	96,581
7,975		Portugal Telecom SGPS SA	96,652
64,385		Singapore Telecom Ltd.	136,540
9,700		TELUS Corp.	294,107
9,435		Telefonica SA	271,674
3,150		Telekom Austria AG	54,798
77,415		Telstra Corp. Ltd.	241,782
51,625		Vodafone Group PLC	116,738
		TOTAL	2,195,453
		Utilities – 18.7%
84,875	[1]	A2A SpA	165,980
8,630		CPFL Energia SA	157,803
5,208		E.On AG	207,096
7,061	[1]	GDF Suez	295,078
36,667		National Grid PLC	399,917
3,411		RWE AG	314,133
16,100		Scottish & Southern Energy PLC	296,346
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Shares			Value in U.S. Dollars
26,370		United Utilities Group PLC	207,261
		TOTAL	2,043,614
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,700,671)	10,810,924
		Mutual Fund – 2.1%
225,244	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	225,244
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $9,925,915)[4]	11,036,168
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[5]	(119,763)
		TOTAL NET ASSETS — 100%	$10,916,405

At November 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
12/1/2009	60,571 Australian Dollar	$54,986	$490
12/1/2009	48,372 Australian Dollar	$43,913	$392
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$882

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$954,419	$9,856,505	$ —	$10,810,924
Mutual Fund	225,244	—	—	225,244
TOTAL SECURITIES	$1,179,663	$9,856,505	$ —	$11,036,168
OTHER FINANCIAL INSTRUMENTS*	$882	$ —	$ —	$882
*	Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2009

Assets:
Total investments in securities, at value including $225,244 of investments in an affiliated issuer (Note 5) (identified cost $9,925,915)		$11,036,168
Cash denominated in foreign currencies (identified cost $8,416)		8,464
Income receivable		28,766
Receivable for shares sold		17,958
Receivable for foreign exchange contracts		882
TOTAL ASSETS		11,092,238
Liabilities:
Payable for investments purchased	$99,781
Payable for administrative personnel and services fee (Note 5)	15,214
Payable for custodian fees	4,846
Payable for transfer and dividend disbursing agent fees and expenses	7,795
Payable for Directors'/Trustees' fees	247
Payable for auditing fees	28,000
Payable for portfolio accounting fees	9,431
Payable for distribution services fee (Note 5)	767
Payable for shareholder services fee (Note 5)	235
Payable for insurance premiums	4,342
Accrued expenses	5,175
TOTAL LIABILITIES		175,833
Net assets for 2,997,004 shares outstanding		$10,916,405
Net Assets Consist of:
Paid-in capital		$9,800,921
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,112,304
Accumulated net realized loss on investments and foreign currency transactions		(44,731)
Undistributed net investment income		47,911
TOTAL NET ASSETS		$10,916,405
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,083,417 ÷ 297,799 shares outstanding), no par value, unlimited shares authorized	$3.64
Offering price per share (100/94.50 of $3.64)	$3.85
Redemption proceeds per share (98.00/100 of $3.64)	$3.57
Class C Shares:
Net asset value per share ($1,241,434 ÷ 341,766 shares outstanding), no par value, unlimited shares authorized	$3.63
Offering price per share	$3.63
Redemption proceeds per share (97.00/100 of $3.63)	$3.52
Institutional Shares:
Net asset value per share ($8,591,554 ÷ 2,357,439 shares outstanding), no par value, unlimited shares authorized	$3.64
Offering price per share	$3.64
Redemption proceeds per share (98.00/100 of $3.64)	$3.57

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended November 30, 2009

Investment Income:
Dividends (including $1,173 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $19,091)			$218,750
Expenses:
Investment adviser fee (Note 5)		$34,542
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		28,043
Transfer and dividend disbursing agent fees and expenses		44,869
Directors'/Trustees' fees		1,005
Auditing fees		28,000
Legal fees		7,829
Portfolio accounting fees		72,068
Distribution services fee-Class C Shares (Note 5)		4,304
Shareholder services fee-Class A Shares (Note 5)		713
Shareholder services fee-Class C Shares (Note 5)		1,435
Share registration costs		42,213
Printing and postage		28,000
Insurance premiums		4,342
Miscellaneous		2,516
TOTAL EXPENSES		529,879
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(34,542)
Waiver of administrative personnel and services fee	(44,955)
Reimbursement of other operating expenses	(409,871)
TOTAL WAIVERS AND REIMBURSEMENTS		(489,368)
Net expenses			40,511
Net investment income			178,239
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			76,576
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,384,767
Net realized and unrealized gain on investments and foreign currency transactions			1,461,343
Change in net assets resulting from operations			$1,639,582

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Year Ended 11/30/2009	Period Ended 11/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$178,239	$19,539
Net realized gain (loss) on investments and foreign currency transactions	76,576	(147,962)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,384,767	(272,463)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,639,582	(400,886)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,101)	(11)
Class C Shares	(14,482)	(1)
Institutional Shares	(97,130)	(3,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(119,713)	(3,499)
Share Transactions:
Proceeds from sale of shares	8,659,040	1,208,219
Net asset value of shares issued to shareholders in payment of distributions declared	85,984	18
Cost of shares redeemed	(142,223)	(10,806)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,602,801	1,197,431
Redemption Fees	689	—
Change in net assets	10,123,359	793,046
Net Assets:
Beginning of period	793,046	—
End of period (including undistributed net investment income of $47,911 and $21,701, respectively)	$10,916,405	$793,046
1	For the period from June 4, 2008 (date of initial investment) to November 30, 2008.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversifed portfolios. The financial statements included herein are only those of Federated International Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid semi-annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$882	—	$ —

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$405
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$882

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	315,677	$1,083,361	3,720	$13,583
Shares issued to shareholders in payment of distributions declared	2,595	8,098	2	11
Shares redeemed	(24,195)	(81,799)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	294,077	$1,009,660	3,722	$13,594
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	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	347,362	$1,103,148	20	$100
Shares issued to shareholders in payment of distributions declared	4,597	14,479	—	—
Shares redeemed	(10,213)	(34,431)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	341,746	$1,083,196	20	$100
	Year Ended 11/30/2009		Period Ended 11/30/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,088,603	$6,472,531	259,778	$1,194,536
Shares issued to shareholders in payment of distributions declared	20,201	63,407	1	7
Shares redeemed	(7,575)	(25,993)	(3,569)	(10,806)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,101,229	$6,509,945	256,210	$1,183,737
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,737,052	$8,602,801	259,952	$1,197,431
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2009, the redemption fees for the Fund's Class A Shares, Class C Shares and Institutional Shares amounted to $45, $83 and $561, respectively. For the period ended November 30, 2008, the Fund's Class A Shares, Class C Shares and Institutional Shares did not have any redemption fees.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

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Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(32,316)	$32,316

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2009 and for the period ended November 30, 2008, was as follows:

	2009	2008
Ordinary income	$119,713	$3,499

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$47,911
Net unrealized appreciation	$1,112,304
Capital loss carryforwards	$(44,731)

At November 30, 2009, the cost of investments for federal tax purposes was $9,925,915. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,110,253. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,190,379 and net unrealized depreciation from investments for those securities having an excess of cost over value of $80,126.

At November 30, 2009, the Fund had a capital loss carryforward of $44,731 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

The Fund used capital loss carryforwards of $108,892 to offset taxable capital gains realized during the year ended November 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended November 30, 2009, the Adviser voluntarily waived $34,345 of its fee and voluntarily reimbursed $409,871 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FAS waived $44,955 of its fee. The net fee paid to FAS was 4.018% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2009, FSC retained $4,249 of fees paid by the Fund. For the year ended November 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2009, FSC retained $2,068 in sales charges from the sale of Class A Shares. FSC also retained $344 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75%, respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2009, the Adviser reimbursed $197. Transactions with the affiliated company during the year ended November 30, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	76,615	7,226,383	7,077,754	225,244	$225,244	$1,173

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

Purchases	$9,938,608
Sales	$1,387,857

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2009, the diversification of countries was as follows:

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Country	Percentage of Net Assets
United Kingdom	28.6%
France	12.6%
Germany	9.1%
Australia	8.3%
Spain	5.2%
Italy	4.5%
Netherlands	4.1%
Canada	3.7%
Switzerland	3.4%
Norway	3.2%
Belgium	2.6%
Brazil	2.6%
Japan	2.5%
Mexico	2.5%
Taiwan	1.6%
Singapore	1.3%
Greece	1.2%
Portugal	0.9%
Finland	0.6%
Austria	0.5%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2009, 95.1% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended November 30, 2009, the Fund derived $205,525 of gross income from foreign sources and paid foreign taxes of $18,969.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED INTERNATIONAL STRATEGIC VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated International Strategic Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Strategic Value Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 10 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2009

Federated International Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of Annual Shareholder Report
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their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

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The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the contract[s] on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the Annual Shareholder Report
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information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements. Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172362

39835 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ RICHARD A. NOVAK
Richard A. Novak,
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue,
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak,
Principal Financial Officer

Date June 22, 2010